UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders.

UBS RMA
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund
Annual Report
June 30, 2010

UBS RMA

August 17, 2010

Dear shareholder,
We present you with the annual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the 12 months ended June 30, 2010.

Performance
Given pockets of weakness in the economy, including continued high unemployment, the Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range of between 0.00% and 0.25% during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This caused the yields of the securities in which the Funds invest to remain very low, which, in turn, negatively impacted the Funds’ yields.

As of June 30, 2010, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•  UBS RMA Money Market Portfolio: 0.01%, versus 0.01% on June 30, 2009;

• UBS RMA U.S. Government Portfolio: 0.01%, versus 0.01% on June 30, 2009;
UBS RMA Money Market Portfolio

UBS RMA U.S. Government
Portfolio

Investment goal
(both Portfolios):
Maximum current income
consistent with preservation
of capital and liquidity

Portfolio Manager
(both Portfolios):
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement
(both Portfolios):
October 4, 1982

Dividend payment
(both Portfolios):
Monthly

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal
Money Fund

UBS RMA New York Municipal
Money Fund

UBS RMA New Jersey
Municipal Money Fund

Investment goal
(all four Funds):
 Maximum current income exempt
from federal and/or a specific
state’s personal income taxes
consistent with preservation of
capital and liquidity

UBS RMA

•  UBS RMA Tax-Free Fund Inc.:  0.01%, versus 0.01% on June 30, 2009;

•  UBS RMA California Municipal Money Fund:  0.01%, versus 0.01% on June 30, 2009;

•  UBS RMA New York Municipal Money Fund:  0.01%, versus 0.01% on June 30, 2009;

•  UBS RMA New Jersey Municipal Money Fund:  0.01%, versus 0.01% on June 30, 2009;

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 8.)
Portfolio Managers
(all four Funds)
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset Management
(Americas) Inc.

Commencement:
Tax Free—October 4, 1982
California Municipal—
November 7, 1988
New York Municipal—
November 10, 1988
New Jersey Municipal—
February 1, 1991

Dividend payment
(all four Funds):
Monthly

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While certain economic data somewhat moderated toward the end of the reporting period, the economy, overall, continued to expand. After four consecutive quarters of declining gross domestic product (“GDP”) growth, the US economy started to expand in the third quarter of 2009 and has continued to expand thus far into 2010. Economic growth was supported by the federal government’s $787 billion stimulus program, increased consumer spending and improved manufacturing activity, as companies moved to rebuild inventories amid rising demand.

Q.	How did the Fed react to the economic environment?
A.	Although the economy continued to expand through the last three quarters of the reporting period, the Fed remained concerned about continued high unemployment, which was an elevated 9.5% in June 2010. As a result, the Fed maintained its highly accommodative monetary policy, keeping the fed funds rate within a range of 0.00% to 0.25%—a historic low. The Fed has now held short-term interest rates steady since December 2008. At its meeting in June 2010, the Fed reasserted the rationale for this policy stating that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation

UBS RMA

expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	We sought to maintain a high degree of liquidity in the Fund in order to minimize pricing volatility and to meet redemption requests. When the reporting period began, the Fund’s weighted average maturity (WAM) was 39 days. (Weighted average maturity is an average of the maturity dates of a portfolio’s securities, weighted by the dollar amount that is invested in each maturity.) As the reporting period continued and the credit markets stabilized, we increased the Fund’s weighted average maturity significantly, reaching 46 days on December 31, 2009. During the second half of the reporting period, we reduced the Fund’s weighted average maturity and ended the period at 35 days. This was done in light of new Securities and Exchange Commission (“SEC”) requirements related to money market funds (we provide more information on this development on page 5 of this report). In addition, it was our expectation that interest rates would rise as the Fed began to take steps—ahead of any moves to increase the fed funds rate—to remove current high levels of liquidity from the market.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, we gradually increased our single issuer exposure, typically purchasing up to 3.00% in single nongovernment issuers toward the end of the reporting period. The Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions).

In terms of securities, we increased the Fund’s exposure to commercial paper, US government and agency obligations and certificates of deposit over the 12-month period. In contrast, we decreased the Fund’s exposure to repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the first half of the reporting period, the Fund shifted its emphasis from repurchase agreements backed by US government and agency obligations—which had been offering higher yields than direct

UBS RMA

investments in Treasury securities—to investments in US government and agency obligations themselves. In doing so, we decreased the Fund’s exposure to repurchase agreements.

Given changing market conditions, we reversed this stance during the second half of the period. During that time, we significantly increased the Fund’s exposure to repurchase agreements and substantially decreased the Fund’s exposure to US government and agency obligations.

During the period, the Fund’s weighted average maturity varied somewhat, moving from 38 days at the beginning of the period to 48 days on December 31, 2009. We then reduced the weighted average maturity, ending at 38 days on June 30, 2010.

Q.	How were the RMA Tax-Free, RMA California Municipal, RMA New York Municipal and RMA New Jersey Municipal Money Funds managed during the period?
A.	During much of the reporting period, we maintained a short weighted average maturity for the Funds. Given the flat yield curve that existed for most of the review period, where short- and longer-term yields were relatively similar, we did not believe it was appropriate from a risk/reward perspective to extend the Funds’ maturities.

That said, we continued to emphasize variable rate demand notes (VRDNs)(1) with yields that reset on a daily or weekly basis. We also looked to enhance the Funds’ credit quality by reducing the Funds’ exposure to certain VRDNs that we believed to have weaker letters of credit (a form of credit enhancement) and liquidity providers. In addition, we purchased tax-exempt commercial paper with 90-day maturities, as we felt they were attractively valued and provided attractive incremental yield potential.

Toward the end of the reporting period, the development of an upward sloping yield curve allowed us to extend the Funds’ WAMs when we believed appropriate, to potentially pick up additional yield further out on the yield curve. We pared some of the Funds’ exposures to VRDNs and commercial paper, and selectively purchased municipal money market securities with maturities up to one year.

(1)	A variable rate demand note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put” the security at par with seven day’s notice or, in some cases, one day’s notice.

UBS RMA

At the state level, California continued to experience severe budgetary challenges. As a result, in the RMA California Municipal Money Fund, we avoided direct obligations of the state. Rather, we emphasized essential service bonds, which include those issued by water and sewer authorities, as well as certain utilities within California that met our credit criteria. We also diversified the Fund’s holdings by selecting securities from a variety of issuers throughout the state.

Both New York and New Jersey also grappled with issues related to their state budgets. As was the case in California, we favored essential service revenue bonds. These included water, sewer and select utilities. In New York, we were also drawn to certain securities issued by New York City, as its financial situation was in relatively better shape than the state. In New Jersey, we also favored local municipalities in wealthier areas. As always, we continued to diversify our holdings in both states to mitigate exposure to any single entity.

Q.	What is your outlook for the economy?
A.	We continue to believe that the risks to economic growth and inflation are concentrated primarily in fiscal and monetary policy decisions, including resolution of sovereign debt problems, and the uncertainty surrounding these issues remains exceptionally high. While there remains a view that interest rates will trend higher by mid 2011, the events that occurred toward the end of the reporting period have called into question the magnitude and timing of any increase. The events of recent years warrant continued emphasis on risk management and close attention to all market exposures.

On a final note, on January 27, 2010, the Securities and Exchange Commission (“SEC”) adopted rule amendments designed to strengthen the regulations governing money market funds. The amendments impose new liquidity, credit quality and maturity limits. They also enhance disclosures by, among other things, requiring the monthly posting of portfolio holdings reports (beginning in October 2010). UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with our long-standing conservative approach to the management of our US money market funds.

UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.*

Mark E. Carver	Elbridge T. Gerry III
President—UBS RMA Money	Portfolio Manager—
Fund Inc.	UBS RMA Tax-Free Fund Inc.
(UBS RMA Money Market Portfolio	UBS RMA California Municipal
and UBS RMA U.S. Government	Money Fund
Portfolio)	UBS RMA New York Municipal
UBS RMA Tax-Free Fund Inc.	Money Fund
UBS Managed Municipal Trust	UBS RMA New Jersey Municipal
(UBS RMA California Municipal	Money Fund
Money Fund and UBS RMA	Managing Director
New York Municipal Money Fund)	UBS Global Asset Management
UBS Municipal Money Market Series	(Americas) Inc.
(UBS RMA New Jersey Municipal
Money Fund)
Managing Director
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS RMA Money Market Portfolio	UBS RMA Tax-Free Fund Inc.
UBS RMA U.S. Government Portfolio	UBS RMA California Municipal
Managing Director	Money Fund
UBS Global Asset Management	UBS RMA New York Municipal
(Americas) Inc.	Money Fund
UBS RMA New Jersey Municipal
Money Fund
Director
UBS Global Asset Management
(Americas) Inc.

UBS RMA

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended June 30, 2010. The views and opinions in the letter were current as of August 17, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	06/30/10	12/31/09	06/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	35 days	46 days	39 days

Net assets (bn)	$14.4	$15.2	$16.5

Portfolio composition(3)	06/30/10	12/31/09	06/30/09

Commercial paper	42.9%	51.2%	39.0%

US government and agency obligations	29.4	21.4	27.3

Certificates of deposit	17.3	17.6	13.4

Repurchase agreements	8.2	3.4	12.5

Time deposit	2.8	2.3	1.2

Short-term corporate obligations	1.5	2.1	4.7

Bank notes	—	2.0	1.9

Money market fund	—	0.8	0.7

Other assets less liabilities	(2.1)	(0.8)	(0.7)

Total	100.0%	100.0%	100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	06/30/10	12/31/09	06/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	38 days	48 days	38 days

Net assets (bn)	$3.6	$4.1	$4.7

Portfolio composition(3)	06/30/10	12/31/09	06/30/09

Repurchase agreements	54.0%	32.3%	44.8%

US government and agency obligations	45.9	67.6	55.2

Other assets less liabilities	0.1	0.1	0.0 (4)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.
(2)	The Portfolios are actively managed and their weighted average maturities will differ over time.
(3)	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.
(4)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	06/30/10	12/31/09	06/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	14 days	18 days	13 days

Net assets (bn)	$4.4	$4.9	$5.9

Portfolio composition(3)	06/30/10	12/31/09	06/30/09

Municipal bonds and notes	93.3%	93.8%	89.4%

Tax-exempt commercial paper	7.2	6.6	7.7

Money market funds	—	—	2.0

Time deposit	—	—	0.3

Other assets less liabilities	(0.5)	(0.4)	0.6

Total	100.0%	100.0%	100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	06/30/10	12/31/09	06/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	17 days	9 days	12 days

Net assets (bn)	$1.0	$1.1	$1.2

Portfolio composition(3)	06/30/10	12/31/09	06/30/09

Municipal bonds and notes	93.2%	95.3%	89.0%

Tax-exempt commercial paper	8.7	4.2	9.1

Money market fund	—	1.4	1.4

Other assets less liabilities	(1.9)	(0.9)	0.5

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.
(2)	The Funds are actively managed and their weighted average maturities will differ over time.
(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	06/30/10	12/31/09	06/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	14 days	20 days	12 days

Net assets (bn)	$0.9	$1.0	$1.1

Portfolio composition(3)	06/30/10	12/31/09	06/30/09

Municipal bonds and notes	98.2%	96.1%	89.3%

Tax-exempt commercial paper	2.5	3.8	5.7

Money market fund	—	—	1.6

Time deposit	—	—	0.1

Other assets less liabilities	(0.7)	0.1	3.3

Total	100.0%	100.0%	100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	06/30/10	12/31/09	06/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	9 days	17 days	17 days

Net assets (mm)	$271.8	$304.7	$299.8

Portfolio composition(3)	06/30/10	12/31/09	06/30/09

Municipal bonds and notes	89.2%	89.3%	86.2%

Tax-exempt commercial paper	10.2	10.5	9.8

Time deposit	—	—	2.1

Money market fund	—	—	1.7

Other assets less liabilities	0.6	0.2	0.2

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.
(2)	The Funds are actively managed and their weighted average maturities will differ over time.
(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—29.44%

Federal Farm Credit Bank
0.500%, due 08/09/10(1)	$95,000,000	$94,948,542

Federal Home Loan Bank
0.530%, due 07/13/10(2)	175,000,000	175,000,000

0.100%, due 07/21/10(1)	151,800,000	151,791,567

0.175%, due 07/28/10(1)	54,500,000	54,492,847

0.155%, due 09/10/10(1)	175,000,000	174,946,504

0.750%, due 09/30/10	95,000,000	95,057,707

0.500%, due 10/15/10	65,200,000	65,198,787

0.500%, due 10/29/10	45,540,000	45,569,529

0.570%, due 04/13/11	50,000,000	49,992,454

0.500%, due 05/17/11(1)	76,750,000	76,408,889

0.580%, due 05/27/11	80,000,000	80,000,000

Federal Home Loan Mortgage Corp.*
0.180%, due 07/26/10(1)	95,000,000	94,988,125

0.100%, due 08/03/10(1)	47,500,000	47,495,646

0.200%, due 08/05/10(1)	25,235,000	25,230,093

0.110%, due 08/09/10(1)	61,985,000	61,977,614

0.225%, due 11/29/10(1)	85,890,000	85,808,941

0.330%, due 12/07/10(1)	140,000,000	139,795,950

0.290%, due 01/25/11(1)	217,468,000	217,103,620

Federal National Mortgage Association*
0.188%, due 07/13/10(2)	180,000,000	180,000,000

0.180%, due 07/21/10(1)	101,270,000	101,259,873

0.170%, due 08/09/10(1)	250,000,000	249,953,958

0.110%, due 08/11/10(1)	72,300,000	72,290,942

0.170%, due 08/12/10(1)	113,000,000	112,977,588

0.155%, due 09/15/10(1)	225,000,000	224,926,375

0.250%, due 10/01/10(1)	115,000,000	114,926,528

2.875%, due 10/12/10	40,928,000	41,200,773

0.290%, due 11/17/10(1)	86,739,000	86,641,876

US Treasury Bills
0.147%, due 07/01/10(1)	238,000,000	238,000,000

0.080%, due 07/15/10(1)	50,000,000	49,998,444

0.110%, due 07/22/10(1)	43,000,000	42,997,241

0.140%, due 07/29/10(1)	75,000,000	74,991,833

0.165%, due 07/29/10(1)	240,000,000	239,969,200

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Bills (concluded)
0.495%, due 07/29/10(1)	$100,000,000	$99,961,500

0.498%, due 07/29/10(1)	50,000,000	49,980,653

0.175%, due 08/26/10(1)	125,000,000	124,965,972

0.423%, due 12/16/10(1)	195,000,000	194,615,525

US Treasury Notes
2.000%, due 09/30/10	100,000,000	100,440,818

1.250%, due 11/30/10	100,000,000	100,395,833

Total US government and agency obligations
(cost—$4,236,301,747)		4,236,301,747

Time deposit—2.78%

Banking-non-US—2.78%
KBC Bank NV
0.010%, due 07/01/10 (cost—$400,000,000)	400,000,000	400,000,000

Certificates of deposit—17.25%

Banking-non-US—16.29%
Bank of Montreal
0.270%, due 08/11/10	80,000,000	80,000,000

Bank of Nova Scotia
0.360%, due 07/19/10(2)	105,000,000	104,997,798

0.460%, due 09/09/10	145,000,000	145,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.380%, due 07/01/10	150,000,000	150,000,000

0.400%, due 07/08/10	140,000,000	140,000,000

0.370%, due 07/30/10	75,000,000	75,000,000

BNP Paribas SA
0.430%, due 11/19/10	3,500,000	3,500,000

Canadian Imperial Bank of Commerce
0.290%, due 07/01/10(2)	141,800,000	141,800,000

Credit Agricole CIB
0.320%, due 07/01/10	106,000,000	106,000,000

0.350%, due 07/09/10	95,000,000	95,000,000

Dexia Credit Local
0.450%, due 07/01/10	225,000,000	225,000,000

Mizuho Corporate Bank Ltd.
0.400%, due 07/21/10	147,500,000	147,500,000

National Australia Bank Ltd.
0.447%, due 07/28/10(2)	119,000,000	119,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
National Bank of Canada
0.431%, due 07/06/10(2)	$150,000,000	$150,000,000

Natixis
0.290%, due 07/01/10(2)	100,000,000	100,000,000

Rabobank Nederland NV
0.290%, due 07/06/10	129,000,000	129,000,000

0.367%, due 07/27/10(2)	107,000,000	107,000,000

Royal Bank of Canada
0.390%, due 07/01/10(2)	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.350%, due 07/19/10	125,000,000	125,000,000

Westpac Banking Corp.
0.170%, due 07/01/10(2)	100,000,000	100,000,000

		2,343,797,798

Banking-US—0.96%
Citibank N.A.
0.310%, due 07/28/10	138,450,000	138,450,000

Total certificates of deposit (cost—$2,482,247,798)		2,482,247,798

Commercial paper(1)—42.93%

Asset backed-banking—0.35%
Atlantis One Funding
0.500%, due 09/09/10	50,000,000	49,951,389

Asset backed-miscellaneous—15.90%
Atlantic Asset Securitization LLC
0.250%, due 07/07/10	100,000,000	99,995,833

0.280%, due 07/13/10	72,000,000	71,993,280

Barton Capital LLC
0.360%, due 07/07/10	53,021,000	53,017,819

0.340%, due 07/09/10	30,008,000	30,005,733

0.350%, due 07/12/10	45,013,000	45,008,186

Chariot Funding LLC
0.340%, due 07/06/10	74,534,000	74,530,480

0.330%, due 07/15/10	102,663,000	102,649,825

0.320%, due 07/19/10	38,100,000	38,093,904

Fairway Finance Co. LLC
0.280%, due 07/16/10	30,025,000	30,021,497

0.480%, due 09/08/10	50,279,000	50,232,743

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Falcon Asset Securitization Corp.
0.350%, due 07/02/10	$103,561,000	$103,559,993

0.320%, due 07/23/10	73,000,000	72,985,724

0.460%, due 08/25/10	101,128,000	101,056,930

Jupiter Securitization Co. LLC
0.340%, due 07/01/10	50,000,000	50,000,000

0.340%, due 07/07/10	50,019,000	50,016,166

0.330%, due 07/13/10	50,019,000	50,013,498

Liberty Street Funding LLC
0.330%, due 07/15/10	75,000,000	74,990,375

Market Street Funding LLC
0.300%, due 07/07/10	45,000,000	44,997,750

0.300%, due 07/13/10	25,000,000	24,997,500

0.340%, due 07/29/10	45,000,000	44,988,100

Old Line Funding Corp.
0.280%, due 07/12/10	48,992,000	48,987,809

0.480%, due 09/07/10	50,000,000	49,954,667

0.480%, due 09/08/10	76,805,000	76,734,339

Ranger Funding Co. LLC
0.340%, due 07/19/10	56,000,000	55,990,480

0.340%, due 07/20/10	50,000,000	49,991,028

0.340%, due 07/22/10	69,733,000	69,719,170

0.340%, due 07/26/10	100,300,000	100,276,318

Regency Markets No.1 LLC
0.370%, due 07/15/10	35,000,000	34,994,964

Salisbury Receivables Co. LLC
0.340%, due 07/14/10	65,000,000	64,992,019

Sheffield Receivables Corp.
0.350%, due 07/06/10	73,000,000	72,996,451

0.380%, due 07/12/10	45,000,000	44,994,775

0.280%, due 07/23/10	31,500,000	31,494,610

0.400%, due 08/04/10	50,000,000	49,981,111

0.490%, due 09/10/10	35,000,000	34,966,176

Thunderbay Funding
0.280%, due 07/15/10	57,051,000	57,044,788

0.320%, due 07/20/10	50,000,000	49,991,556

Variable Funding Capital Corp.
0.330%, due 07/27/10	50,000,000	49,988,083

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Yorktown Capital LLC
0.340%, due 07/20/10	$108,000,000	$107,980,620

0.330%, due 07/21/10	24,106,000	24,101,581

		2,288,335,881

Asset backed-securities—2.29%
Clipper Receivables Co. LLC
0.300%, due 07/20/10	50,000,000	49,992,083

0.520%, due 09/01/10	100,000,000	99,910,445

0.520%, due 09/02/10	76,000,000	75,930,840

Grampian Funding LLC
0.400%, due 07/21/10	43,600,000	43,590,311

0.380%, due 08/05/10	60,000,000	59,977,833

		329,401,512

Banking-non-US—2.64%
Credit Suisse First Boston
0.370%, due 08/11/10	150,000,000	149,936,792

Natixis US Finance Co. LLC
0.070%, due 07/01/10	20,000,000	20,000,000

0.320%, due 07/09/10	175,000,000	174,987,555

Westpac Securitization NZ Ltd.
0.428%, due 07/21/10(2),(3)	35,000,000	35,000,000

		379,924,347

Banking-US—14.31%
Bank of America Corp.
0.320%, due 07/08/10	160,000,000	159,990,045

0.270%, due 07/21/10	150,000,000	149,977,500

Barclays US Funding Corp.
0.150%, due 07/01/10	248,000,000	248,000,000

BNP Paribas Finance
0.010%, due 07/01/10	145,000,000	145,000,000

0.340%, due 07/15/10	214,000,000	213,971,705

Danske Corp.
0.330%, due 07/06/10	92,000,000	91,995,783

0.330%, due 07/07/10	205,000,000	204,988,725

Deutsche Bank Financial LLC
0.300%, due 07/20/10	150,000,000	149,976,250

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
ING (US) Funding LLC
0.300%, due 07/07/10	$150,000,000	$149,992,500

0.310%, due 07/07/10	100,000,000	99,994,833

Societe Generale N.A., Inc.
0.050%, due 07/01/10	245,000,000	245,000,000

0.320%, due 07/01/10	100,000,000	100,000,000

0.310%, due 07/13/10	101,000,000	100,989,563

		2,059,876,904

Consumer products-non durables—1.89%
Procter & Gamble International Funding SCA
0.250%, due 07/08/10	62,000,000	61,996,986

0.180%, due 07/15/10	210,000,000	209,985,300

		271,982,286

Energy-integrated—0.59%
BP Capital Markets PLC
0.530%, due 08/26/10(4)	85,000,000	84,929,922

Finance-captive automotive—1.32%
Toyota Motor Credit Corp.
0.420%, due 07/01/10	100,000,000	100,000,000

0.420%, due 07/02/10	90,000,000	89,998,950

		189,998,950

Finance-noncaptive diversified—2.08%
General Electric Capital Corp.
0.270%, due 07/06/10	300,000,000	299,988,750

Retail-discount—0.75%
Wal-Mart Stores, Inc.
0.170%, due 07/08/10	44,605,000	44,603,526

0.170%, due 07/09/10	63,500,000	63,497,601

		108,101,127

Technology-software—0.81%
Hewlett Packard Co.
0.190%, due 07/21/10	20,000,000	19,997,889

0.170%, due 07/22/10	96,000,000	95,990,480

		115,988,369

Total commercial paper (cost—$6,178,479,437)		6,178,479,437

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Short-term corporate obligations—1.47%

Banking-non-US—0.27%
Commonwealth Bank of Australia
0.344%, due 07/28/10(2),(3)	$39,000,000	$39,000,000

Finance-captive automotive—0.24%
Toyota Motor Credit Corp.
0.350%, due 07/12/10(2)	35,000,000	35,000,000

Supranationals—0.96%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(1)	138,000,000	137,806,685

Total short-term corporate obligations (cost—$211,806,685)		211,806,685

Repurchase agreements—8.23%

Repurchase agreement dated 06/30/10 with Bank of America,
0.010% due 07/01/10, collateralized by $223,589,000
US Treasury Bills, zero coupon due 08/19/10 and
$112,030,000 US Treasury Bonds 5.000% due 05/15/37;
(value—$357,000,020); proceeds: $350,000,097	350,000,000	350,000,000

Repurchase agreement dated 06/30/10 with Barclays Bank
PLC,0.020%, due 07/01/10, collateralized by $120,950,000
Federal Home Loan Bank obligations, 2.250% due 06/24/14,
$125,764,000 Federal Home Loan Mortgage Corp.
obligations, 3.200% due 04/28/15 and $40,119,000
Federal National Mortgage Association obligations,
3.000% due 10/29/14; (value—$289,680,337);
proceeds: $284,000,158	284,000,000	284,000,000

Repurchase agreement dated 06/30/10 with Goldman Sachs &
Co., 0.020% due 07/01/10, collateralized by $202,544,000
Federal National Mortgage Association obligations, zero
coupon to 2.500% due 08/25/10 to 05/15/14;
(value—$204,000,312); proceeds: $200,000,111	200,000,000	200,000,000

Repurchase agreement dated 06/30/10 with Morgan Stanley &
Co., 0.010% due 07/01/10, collateralized by $352,710,000
Federal Home Loan Bank obligations, 0.500% to 4.875%
due 10/19/10 to 02/27/13; (value—$357,922,716);
proceeds: $350,000,097	350,000,000	350,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 06/30/10 with State Street
Bank & Trust Co., 0.000% due 07/01/10, collateralized
by $504,030 US Treasury Notes, 2.125% to 3.125%
due 05/31/15 to 04/30/17; (value—$514,081);
proceeds: $504,000	$504,000	$504,000

Total repurchase agreements (cost—$1,184,504,000)		1,184,504,000

Total investments (cost—$14,693,339,667 which approximates
cost for federal income tax purposes)—102.10%		14,693,339,667

Liabilities in excess of other assets—(2.10)%		(301,798,958)

Net assets (applicable to 14,392,364,994 shares of common
stock outstanding equivalent to $1.00 per share)—100.00%		$14,391,540,709

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2010 and reset periodically.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.51% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Illiquid security representing 0.59%of net assets as of June 30, 2010.

Affiliated issuer activity
The table below details the Portfolio’s transaction activity in an affiliated issuer for the year ended June 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	06/30/09	06/30/10	06/30/10	06/30/10	06/30/10

UBS Private Money Market Fund LLC	$108,008,820	$956,290,001	$1,064,298,821	$—	$48,808

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2010

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$4,236,301,747	$—	$4,236,301,747

Time deposit	—	400,000,000	—	400,000,000

Certificates of deposit	—	2,482,247,798	—	2,482,247,798

Commercial paper	—	6,178,479,437	—	6,178,479,437

Short-term corporate
obligations	—	211,806,685	—	211,806,685

Repurchase agreements	—	1,184,504,000	—	1,184,504,000

Total	$—	$14,693,339,667	$—	$14,693,339,667

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments

United States	76.5%

Japan	5.0

Canada	4.9

France	3.4

Cayman Islands	2.7

Australia	2.0

Netherlands	1.6

Belgium	1.5

United Kingdom	1.4

Switzerland	1.0

Total	100.0%

Weighted average maturity—35 days

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—45.92%

Federal Farm Credit Bank
0.140%, due 07/01/10(1)	$125,000,000	$125,000,000

0.320%, due 07/14/10(1)	25,000,000	25,007,813

0.340%, due 01/14/11(2)	50,000,000	49,906,972

Federal Home Loan Bank
0.198%, due 07/13/10(1)	50,000,000	49,999,950

0.530%, due 07/13/10(1)	100,000,000	100,000,000

0.277%, due 07/26/10(1)	50,000,000	50,006,272

0.190%, due 07/30/10(2)	75,000,000	74,988,521

0.115%, due 08/25/10(2)	34,600,000	34,593,921

0.700%, due 09/08/10	25,000,000	25,008,090

0.200%, due 11/17/10(2)	50,000,000	49,961,389

0.570%, due 12/29/10	50,000,000	50,047,318

0.430%, due 02/22/11	64,700,000	64,698,346

Federal Home Loan Mortgage Corp.*
0.185%, due 08/05/10(2)	174,350,000	174,318,641

0.240%, due 08/11/10(2)	25,000,000	24,993,167

0.250%, due 10/20/10(2)	50,000,000	49,961,458

0.310%, due 12/07/10(2)	50,000,000	49,931,542

0.330%, due 02/22/11(2)	25,000,000	24,945,917

Federal National Mortgage Association*
0.188%, due 07/13/10(1)	150,000,000	150,000,000

0.210%, due 08/02/10(2)	50,000,000	49,990,667

0.250%, due 10/12/10(2)	35,000,000	34,974,965

2.875%, due 10/12/10	11,500,000	11,576,644

0.300%, due 01/18/11(2)	90,000,000	89,849,250

0.510%, due 05/02/11(2)	48,000,000	47,792,600

US Treasury Notes
2.750%, due 07/31/10	107,000,000	107,204,328

2.375%, due 08/31/10	25,000,000	25,090,568

2.000%, due 09/30/10	65,000,000	65,274,767

1.500%, due 10/31/10	60,000,000	60,211,382

Total US government and agency obligations
(cost—$1,665,334,488)		1,665,334,488

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—54.04%

Repurchase agreement dated 06/30/10 with Bank of America,
0.010% due 07/01/10, collateralized by $429,509,300
US Treasury Bonds Principal Strips, zero coupon due
05/15/20 to 05/15/39 and $216,597,600 US Treasury Notes,
1.750% to 2.750% due 02/28/13 to 06/30/17;
(value—$408,000,013); proceeds: $400,000,111	$400,000,000	$400,000,000

Repurchase agreement dated 06/30/10 with Barclays
Bank PLC,0.010% due 07/01/10, collateralized by
$484,128,200 US Treasury Notes, 3.250% due 12/31/16;
(value—$510,000,011); proceeds: $500,000,139	500,000,000	500,000,000

Repurchase agreement dated 06/30/10 with Deutsche
Bank Securities, Inc., 0.010% due 07/01/10,
collateralized by $29,411,700 US Treasury Bonds,
4.375% due 11/15/39 and $297,078,120 US Treasury
Bonds Principal Strips, zero coupon due 02/15/21 to
05/15/40; (value—$162,588,049);
proceeds: $159,400,044	159,400,000	159,400,000

Repurchase agreement dated 06/30/10 with Goldman
Sachs & Co., 0.005% due 07/01/10, collateralized
by $191,870,000 US Treasury Bills, zero coupon
due 07/01/10 and $202,615,300 US Treasury Notes,
4.500% to 4.875% due 11/15/10 to 08/15/16;
(value—$408,000,019); proceeds: $400,000,056	400,000,000	400,000,000

Repurchase agreement dated 06/30/10 with Morgan
Stanley & Co., 0.005% due 07/01/10, collateralized by
$482,978,500 US Treasury Notes 3.125% to 3.250%
due 03/31/17 to 04/30/17; (value—$510,000,076);
proceeds: $500,000,069	500,000,000	500,000,000

Repurchase agreement dated 06/30/10 with State Street
Bank & Trust Co., 0.000% due 07/01/10, collateralized
by $86,005 US Treasury Notes, 2.125% to 3.125%
due 05/31/15 to 04/30/17; (value—$87,720);
proceeds: $86,000	86,000	86,000

Total repurchase agreements (cost—$1,959,486,000)		1,959,486,000

Total investments (cost—$3,624,820,488 which approximates
cost for federal income tax purposes)—99.96%		3,624,820,488

Other assets in excess of liabilities—0.04%		1,478,339

Net assets (applicable to 3,626,831,917 shares of common
stock outstanding equivalent to $1.00 per share)—100.00%		$3,626,298,827

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2010

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2010, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$1,665,334,488	$—	$1,665,334,488

Repurchase agreements	—	1,959,486,000	—	1,959,486,000

Total	$—	$3,624,820,488	$—	$3,624,820,488

Weighted average maturity—38 days

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—93.25%

Alaska—0.16%
Alaska International Airports Revenue Refunding (System),
Series A,
0.270%, VRD(1)	$7,000,000	$7,000,000

Arizona—0.97%
Apache County Industrial Development Authority
(Tucson Electric Power Co.-Springerville Project),
Series C,
0.210%, VRD	4,500,000	4,500,000

Arizona Board of Regents Certificates of Participation
(Morgan Stanley Floater Certificates),
Series 1918 (AMBAC Insured),
0.310%, VRD(2),(3)	16,805,000	16,805,000

Arizona Health Facilities Authority Revenue
(Health Facilities Catholic West), Series A,
0.220%, VRD	1,400,000	1,400,000

Pima County Industrial Development Authority
(Tucson Electric Power Co.-Irvington Project),
Series A,
0.240%, VRD	8,200,000	8,200,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3030,
0.310%, VRD(2),(3)	6,460,000	6,460,000

Series 3242,
0.310%, VRD(2),(3)	5,695,000	5,695,000

		43,060,000

California—2.86%
Bay Area Toll Authority Toll Bridge Revenue
(San Francisco Bay Area), Series C-1,
0.200%, VRD	1,620,000	1,620,000

California Department of Water Resources
Power Supply Revenue,
Series B-6,
0.220%, VRD	1,760,000	1,760,000

Series C-1,
0.300%, VRD	23,600,000	23,600,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(continued)
California Economic Recovery, Series C-1,
0.180%, VRD	$3,000,000	$3,000,000

California Health Facilities Financing Authority
Revenue (Scripps Health), Series C,
0.200%, VRD	12,400,000	12,400,000

California Housing Finance Agency Revenue
(Home Mortgage), Series M,
0.230%, VRD(1)	24,190,000	24,190,000

California Infrastructure & Economic Development
Bank Revenue (Orange County Performing),
Series B,
0.250%, VRD	355,000	355,000

Eastern Municipal Water District Water & Sewer Revenue
Certificates of Participation Refunding, Series D,
0.180%, VRD	3,400,000	3,400,000

Metropolitan Water District Southern California Refunding,
Series A,
0.240%, VRD	7,900,000	7,900,000

Metropolitan Water District Southern California
Waterworks Revenue Refunding,
Series A-1,
0.220%, VRD	20,000	20,000

0.400%, VRD	10,600,000	10,600,000

Murrieta Valley Unified School District Certificates of
Participation (School Facilities Bridge Funding Program),
0.250%, VRD	2,000,000	2,000,000

Orange County Water District Revenue Certificates of Participation,
Series A,
0.170%, VRD	9,015,000	9,015,000

San Diego County Regional Transportation
Commission Sales Tax Revenue (Limited Tax),
Series A,
0.280%, VRD	5,000	5,000

Series C,
0.300%, VRD	2,090,000	2,090,000

Santa Clara County Financing
Authority Revenue (El Camino Hospital), Series A,
0.220%, VRD	22,700,000	22,700,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
Santa Clara Electrical Revenue, Subseries B,
0.280%, VRD	$2,060,000	$2,060,000

		126,715,000

Colorado—2.40%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.360%, VRD(2),(3)	16,735,000	16,735,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program), Series C-7,
0.150%, VRD	4,950,000	4,950,000

Colorado Educational & Cultural Facilities Authority Revenue
(Nature Conservancy Project), Series A,
0.290%, VRD	2,383,000	2,383,000

Colorado Health Facilities Authority Revenue (Exampla, Inc.),
0.190%, VRD	3,900,000	3,900,000

Colorado Health Facilities Authority
Revenue Refunding (The Evangelical),
0.280%, VRD	3,330,000	3,330,000

Colorado Housing & Finance Authority (Single Family), Class I,
Series C-3,
0.290%, VRD(1)	4,000,000	4,000,000

Colorado Housing & Finance Authority Single Family
Mortgage Revenue, Class I, Series A-3,
0.250%, VRD(1)	6,500,000	6,500,000

Colorado Springs Utilities Revenue Refunding
(System Improvement), Series B,
0.350%, VRD	29,745,000	29,745,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.130%, VRD	11,990,000	11,990,000

Series A3,
0.130%, VRD	11,800,000	11,800,000

El Paso County Revenue (YMCA Pikes Peak Region Project),
0.300%, VRD	10,845,000	10,845,000

		106,178,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Connecticut—1.52%
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University),
Series V-1,
0.080%, VRD	$9,705,000	$9,705,000

Series V-2,
0.080%, VRD	8,310,000	8,310,000

Series X-2,
0.220%, VRD	26,275,000	26,275,000

Series Y-3,
0.080%, VRD	23,145,000	23,145,000

		67,435,000

Delaware—0.66%
Delaware State Economic Development Authority Revenue
(Peninsula United Methodist Homes, Inc.), Series B,
0.150%, VRD	15,415,000	15,415,000

University of Delaware Revenue,
0.150%, VRD	13,990,000	13,990,000

		29,405,000

District of Columbia—0.35%
District of Columbia Revenue (George Washington University),
Series C,
0.230%, VRD	9,025,000	9,025,000

District of Columbia University Revenue Refunding
(Georgetown University),
Series B,
0.250%, VRD	2,000,000	2,000,000

Series C,
0.240%, VRD	4,500,000	4,500,000

		15,525,000

Florida—5.22%
Florida Housing Finance Agency
(Multi-Family Housing Country Club),
Series PP (FHLMC Insured),
0.310%, VRD	8,000,000	8,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(continued)
Florida State Board of Education
(Public Education Capital Outlay Bonds),
Series E (Bank of America Austin Certificates,
Series 2008-1059),
0.310%, VRD(2),(3)	$8,335,000	$8,335,000

Gainesville Utilities System Revenue, Series B,
0.200%, VRD	7,335,000	7,335,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.150%, VRD	10,500,000	10,500,000

Series C (NATL-RE Insured),
0.150%, VRD	18,910,000	18,910,000

Jacksonville Health Facilities Authority Hospital Revenue
(Baptist Medical), Series B,
0.150%, VRD	3,050,000	3,050,000

Jacksonville Health Facilities Authority
Hospital Revenue Refunding (Baptist Medical), Series D,
0.150%, VRD	3,000,000	3,000,000

JEA Electric System Revenue,
Series Three-A,
0.200%, VRD	15,800,000	15,800,000

Series Three-C-2,
0.270%, VRD	21,325,000	21,325,000

Series Three-C-3,
0.250%, VRD	11,095,000	11,095,000

Series Three-D-1,
0.150%, VRD	16,300,000	16,300,000

Series Three D-2A,
0.210%, VRD	5,000,000	5,000,000

JEA Water & Sewer System Revenue, Subseries B-1,
0.210%, VRD	40,000,000	40,000,000

Lee Memorial Health System Hospital Revenue,
Series C,
0.220%, VRD	1,980,000	1,980,000

Miami Health Facilities Authority Health System Revenue
(Catholic Health East),
0.210%, VRD	4,235,000	4,235,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.270%, VRD	$4,500,000	$4,500,000

Orange County School Board Certificates of Participation, Series E,
0.150%, VRD	14,200,000	14,200,000

Orlando Utilities Commission Utility System Revenue,
0.440%, VRD	27,900,000	27,900,000

Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital), Series C,
0.200%, VRD	10,000,000	10,000,000

		231,465,000

Georgia—4.26%
Atlanta Tax Allocation (Westside Project), Series A,
0.300%, VRD	19,795,000	19,795,000

Atlanta Water & Wastewater Revenue,
0.300%, VRD	18,695,000	18,695,000

De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.300%, VRD	3,665,000	3,665,000

Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	25,000,000	25,216,106

Gainesville & Hall County Hospital Authority Revenue Certificates of Participation (Northeast Georgia Health System), Series A,
0.150%, VRD	2,600,000	2,600,000

Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.340%, VRD	4,500,000	4,500,000

Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.210%, VRD	29,000,000	29,000,000

Series B-3,
0.220%, VRD	25,175,000	25,175,000

Series C-4,
0.210%, VRD	33,025,000	33,025,000

28

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Series C-5,
0.200%, VRD	$24,525,000	$24,525,000

Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series A,
0.340%, VRD	2,550,000	2,550,000

		188,746,106

Idaho—0.52%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project), Series B,
0.290%, VRD	13,000,000	13,000,000

Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	10,000,000	10,157,900

		23,157,900

Illinois—5.54%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.290%, VRD	4,900,000	4,900,000

Series B,
0.130%, VRD	5,800,000	5,800,000

Chicago Board of Education Refunding, Series B,
0.130%, VRD	25,300,000	25,300,000

Series C,
0.130%, VRD	6,300,000	6,300,000

Chicago (Neighborhoods Alive 21), Series B,
0.160%, VRD	11,635,000	11,635,000

Chicago O’Hare International Airport Revenue (Second Lien), Series C,
0.260%, VRD	43,300,000	43,300,000

Chicago O’Hare International Airport Revenue (Third Lien), Series D,
0.270%, VRD	3,000,000	3,000,000

Chicago (Pre-refunded with REFCORP Strips and State and Local Government Securities to 07/01/10 @ 101), Series A (FGIC Insured),
6.750%, due 07/01/10	3,660,000	3,696,600

29

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(continued)
Chicago Project,
Series B-1,
0.130%, VRD	$4,050,000	$4,050,000

Series B-3,
0.130%, VRD	6,300,000	6,300,000

Chicago Refunding, Series F,
0.400%, VRD	8,600,000	8,600,000

Chicago Sales Tax Revenue Refunding,
0.130%, VRD	3,100,000	3,100,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-1,
0.140%, VRD	21,100,000	21,100,000

Subseries C-3,
0.140%, VRD	2,900,000	2,900,000

Cook County (Capital Improvement), Series B,
0.240%, VRD	10,000,000	10,000,000

Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.310%, VRD(2),(3)	9,605,000	9,605,000

Illinois Development Finance Authority Revenue (Evanston Northwestern), Series A,
0.140%, VRD	11,610,000	11,610,000

Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.230%, VRD	14,100,000	14,100,000

Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.220%, VRD	10,200,000	10,200,000

Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A,
0.210%, VRD	13,260,000	13,260,000

Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.400%, VRD	7,300,000	7,300,000

Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.240%, VRD	7,800,000	7,800,000

30

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.250%, VRD	$3,700,000	$3,700,000

Lombard Revenue (National University Health Sciences Project),
0.300%, VRD	8,190,000	8,190,000

		245,746,600

Indiana—1.29%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.250%, VRD	9,400,000	9,400,000

Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-1,
0.290%, VRD(1)	6,000,000	6,000,000

Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.230%, VRD	20,820,000	20,820,000

Series D-2,
0.230%, VRD	21,055,000	21,055,000

		57,275,000

Iowa—0.10%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.150%, VRD	4,500,000	4,500,000

Kansas—1.11%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-3,
0.220%, VRD	24,500,000	24,500,000

Kansas State Department of Transportation Highway Revenue,
Series A-5,
0.250%, VRD	4,700,000	4,700,000

Lawrence Temporary Notes, Series I,
2.000%, due 10/01/10	9,000,000	9,031,606

Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured),
0.240%, VRD	11,000,000	11,000,000

		49,231,606

31

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—3.06%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc. Project), Series A,
0.180%, VRD	$2,000,000	$2,000,000

Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.330%, VRD	6,900,000	6,900,000

Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.140%, VRD	13,910,000	13,910,000

Christian County Association of Leasing Trust Lease Program, Series A,
0.140%, VRD	4,525,000	4,525,000

Series B,
0.140%, VRD	40,725,000	40,725,000

Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.260%, VRD	1,395,000	1,395,000

Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.400%, VRD	10,000,000	10,000,000

0.410%, VRD	30,000,000	30,000,000

Shelby County Lease Revenue, Series A,
0.140%, VRD	10,480,000	10,480,000

Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.140%, VRD	12,680,000	12,680,000

Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.290%, VRD	2,940,000	2,940,000

		135,555,000

Louisiana—0.06%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.200%, VRD	2,500,000	2,500,000

Maine—0.22%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.360%, VRD(2),(3)	9,845,000	9,845,000

32

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—2.80%
Easton Revenue (William Hill Manor Facility), Series A,
0.340%, VRD	$7,945,000	$7,945,000

Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.320%, VRD	9,110,000	9,110,000

Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University), Series A,
0.230%, VRD	9,355,000	9,355,000

Series B,
0.180%, VRD	56,600,000	56,600,000

Maryland State Health & Higher Educational Facilities Authority Revenue (Stevenson University),
0.280%, VRD	2,000,000	2,000,000

Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital),
0.180%, VRD	14,400,000	14,400,000

Montgomery County Housing Opportunites Commission Multi-Family Revenue (Canterbury Apartments), Series A (FNMA Insured),
0.270%, VRD	4,500,000	4,500,000

Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.240%, VRD	20,185,000	20,185,000

		124,095,000

Massachusetts—4.69%
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Series A-1,
0.200%, VRD	12,000,000	12,000,000

Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.240%, VRD	12,804,000	12,804,000

Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital),
Series N-2,
0.180%, VRD	12,000,000	12,000,000

33

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series BB,
0.220%, VRD	$3,715,000	$3,715,000

Series Y,
0.210%, VRD	30,000,000	30,000,000

Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology),
Series J-1,
0.220%, VRD	8,300,000	8,300,000

Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts), Series A2,
0.150%, VRD	2,800,000	2,800,000

Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System),
Series D-2,
0.260%, VRD	12,000,000	12,000,000

Series F3,
0.270%, VRD	3,100,000	3,100,000

Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (AGM Insured), 0.320%, VRD(2),(3)	13,115,000	13,115,000

Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Contract Assistance), Series A4,
0.200%, VRD	10,000,000	10,000,000

Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior),
Series A-1,
0.220%, VRD	15,800,000	15,800,000

Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subseries C,
0.220%, VRD	25,250,000	25,250,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.280%, VRD	21,130,000	21,130,000

34

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Series F,
0.220%, VRD	$26,000,000	$26,000,000

		208,014,000

Michigan—1.87%
Grand Valley State University Revenue Refunding, Series B,
0.260%, VRD	3,940,000	3,940,000

Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.140%, VRD	2,800,000	2,800,000

Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.260%, VRD	9,145,000	9,145,000

Series F,
0.230%, VRD	5,745,000	5,745,000

Michigan State Housing Development Authority, Series B,
0.290%, VRD(1)	20,000,000	20,000,000

Series D,
0.240%, VRD	7,100,000	7,100,000

Michigan State Notes, Series A,
2.000%, due 09/30/10	5,000,000	5,018,246

University of Michigan Revenues (Hospital), Series A,
0.140%, VRD	1,410,000	1,410,000

0.150%, VRD	20,280,000	20,280,000

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.150%, VRD	2,000,000	2,000,000

University of Michigan University Revenues Refunding (Medical Service Plan),
Series A-1,
0.150%, VRD	5,375,000	5,375,000

		82,813,246

Minnesota—0.64%
Arden Hills Housing & Health Care Facilities Revenue Refunding (Presbyterian Homes),
Series A,
0.150%, VRD	1,764,000	1,764,000

35

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.300%, VRD	$9,745,000	$9,745,000

University of Minnesota, Series A,
0.240%, VRD	16,905,000	16,905,000

		28,414,000

Mississippi—1.43%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.140%, VRD	20,000,000	20,000,000

Series G,
0.100%, VRD	7,400,000	7,400,000

Mississippi Business Finance Corp. Revenue (Drury Inns, Inc., Project), Series A,
0.220%, VRD	12,985,000	12,985,000

Mississippi Business Finance Corp. Revenue (Jackson Medium Mall Foundation Project),
0.300%, VRD	8,625,000	8,625,000

Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.100%, VRD	14,400,000	14,400,000

		63,410,000

Missouri—2.98%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C,
0.120%, VRD	31,200,000	31,200,000

Series D,
0.120%, VRD	22,500,000	22,500,000

Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System), Series A,
0.270%, VRD	24,000,000	24,000,000

Series C,
0.260%, VRD	6,000,000	6,000,000

Series E,
0.270%, VRD	16,900,000	16,900,000

36

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care), Series E,
0.140%, VRD	$16,905,000	$16,905,000

St. Joseph Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center), Series A,
0.180%, VRD	3,600,000	3,600,000

University of Missouri University Revenues (Systems Facilities), Series B,
0.140%, VRD	10,800,000	10,800,000

		131,905,000

Montana—0.17%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.220%, VRD	2,300,000	2,300,000

Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.250%, VRD	5,200,000	5,200,000

		7,500,000

Nebraska—0.22%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Childrens), Series A,
0.150%, VRD	9,500,000	9,500,000

New Hampshire—0.22%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.280%, VRD(2),(3)	8,825,000	8,825,000

New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B,
0.160%, VRD	1,000,000	1,000,000

		9,825,000

New Jersey—0.28%
Colts Neck Township Bond Anticipation Notes, Series A,
2.000%, due 08/18/10	1,918,550	1,920,043

Hopatcong Borough Bond Anticipation Notes,
2.500%, due 09/17/10	4,219,795	4,229,570

37

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Jersey—(concluded)
Mercer County Improvement Authority Revenue Refunding (Atlantic Foundation Project),
0.160%, VRD	$1,900,000	$1,900,000

New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
0.250%, VRD	4,500,000	4,500,000

		12,549,613

New Mexico—0.60%
Albuquerque Educational Facilities Revenue (Albuquerque Academy Project),
0.230%, VRD	17,900,000	17,900,000

New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien),
Subseries B-1,
0.240%, VRD	8,600,000	8,600,000

		26,500,000

New York—6.47%
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.180%, VRD	6,300,000	6,300,000

Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.280%, VRD	8,500,000	8,500,000

Metropolitan Transportation Authority Revenue,
Subseries E-2,
0.280%, VRD	9,000,000	9,000,000

New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Queenswood Apartments), Series A (FHLMC Insured),
0.190%, VRD	2,400,000	2,400,000

New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project),
0.310%, VRD	6,080,000	6,080,000

New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B,
0.250%, VRD	2,500,000	2,500,000

38

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-5,
0.100%, VRD	$19,755,000	$19,755,000

New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series AA-3,
0.360%, VRD	15,000,000	15,000,000

New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1, 0.180%, VRD	6,400,000	6,400,000

New York City, Subseries B-3,
0.170%, VRD	18,315,000	18,315,000

Subseries H-1,
0.170%, VRD	3,375,000	3,375,000

Subseries H-4,
0.150%, VRD	3,000,000	3,000,000

Subseries L-4,
0.160%, VRD	3,600,000	3,600,000

New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A-2,
0.220%, VRD	2,800,000	2,800,000

Subseries B-3,
0.200%, VRD	1,100,000	1,100,000

New York City Transitional Finance Authority, Subseries 2A,
0.160%, VRD	5,130,000	5,130,000

New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1,
0.130%, VRD	2,650,000	2,650,000

New York State Dormitory Authority Revenue (Cornell University), Series A,
0.260%, VRD	300,000	300,000

New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B,
0.240%, VRD	2,400,000	2,400,000

39

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A,
0.310%, VRD	$10,775,000	$10,775,000

New York State Dormitory Authority Revenue Non-State Supported Debt (North Shore Long Island Jewish), Series B,
0.170%, VRD	3,500,000	3,500,000

New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
0.240%, VRD	13,800,000	13,800,000

New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University),
Series B-1,
0.260%, VRD	5,000	5,000

New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A (FHLMC Insured),
0.200%, VRD	2,300,000	2,300,000

New York State Housing Finance Agency Revenue (Baisley Park Gardens), Series A,
0.270%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured),
0.240%, VRD	6,200,000	6,200,000

New York State Urban Development Corp. Revenue Refunding (Service Contract),
Series A-5,
0.260%, VRD	25,655,000	25,655,000

New York State Urban Development Corp. Revenue (State Facilities), Series A3B,
0.290%, VRD	18,115,000	18,115,000

Series A3C,
0.320%, VRD	8,160,000	8,160,000

Series A3D,
0.320%, VRD	26,500,000	26,500,000

40

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
Southampton Town Bond Anticipation Notes,
1.000%, due 09/02/10	$8,419,664	$8,420,318

Triborough Bridge & Tunnel Authority Revenues Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,057,140

Triborough Bridge & Tunnel Authority Revenues (General), Series A,
0.280%, VRD	13,360,000	13,360,000

Series B,
0.170%, VRD	7,800,000	7,800,000

Wappingers Central School District Bond Anticipation Notes,
2.000%, due 09/10/10	1,374,024	1,376,002

Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project), Series B,
0.260%, VRD	8,245,000	8,245,000

		286,873,460

North Carolina—6.97%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B,
0.120%, VRD	1,300,000	1,300,000

Charlotte Water & Sewer System Revenue Refunding, Series C,
0.290%, VRD	66,845,000	66,845,000

Charlotte Water & Sewer System Revenue, Series B,
0.300%, VRD	73,540,000	73,540,000

Guilford County, Series B,
0.330%, VRD	3,345,000	3,345,000

Mecklenburg County, Series A,
0.300%, VRD	6,625,000	6,625,000

Series B,
0.200%, VRD	23,900,000	23,900,000

0.300%, VRD	33,925,000	33,925,000

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.250%, VRD	19,460,000	19,460,000

41

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series B,
0.270%, VRD	$5,785,000	$5,785,000

North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.210%, VRD	12,980,000	12,980,000

North Carolina (Public Improvement), Series D,
0.230%, VRD	11,100,000	11,100,000

Series F,
0.230%, VRD	15,000,000	15,000,000

University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
0.220%, VRD	16,690,000	16,690,000

University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.190%, VRD	9,460,000	9,460,000

Winston-Salem Limited Obligations, Series B,
0.250%, VRD	9,000,000	9,000,000

		308,955,000

Ohio—4.87%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.300%, VRD	6,455,000	6,455,000

Cleveland Airport System Revenue, Series A,
0.280%, VRD(1)	3,070,000	3,070,000

Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.270%, VRD	13,440,000	13,440,000

Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC),
0.270%, VRD	12,785,000	12,785,000

Cleveland Water Revenue, Series R,
0.230%, VRD	4,500,000	4,500,000

Columbus (Sanitation Sewer), Series 1,
0.260%, VRD	7,660,000	7,660,000

Columbus Sewer Revenue, Series B,
0.260%, VRD	3,060,000	3,060,000

42

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Cuyahoga County Revenue (Cleveland Clinic), Subseries B1,
0.130%, VRD	$8,100,000	$8,100,000

Franklin County Hospital Revenue Refunding (US Health Corp.), Series B,
0.270%, VRD	2,020,000	2,020,000

Ohio Air Quality Development Authority Revenue Refunding (Coll Dayton Power & Light), Series B,
0.230%, VRD(1)	8,350,000	8,350,000

Ohio (Common Schools), Series A,
0.220%, VRD	4,505,000	4,505,000

Series B,
0.200%, VRD	19,360,000	19,360,000

0.220%, VRD	3,885,000	3,885,000

Series D, 0.170% VRD	42,700,000	42,700,000

Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.310%, VRD(2),(3)	6,225,000	6,225,000

Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.210%, VRD	14,900,000	14,900,000

Ohio State University General Receipts,
0.270%, VRD	9,100,000	9,100,000

Series B,
0.220%, VRD	28,025,000	28,025,000

Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A,
0.150%, VRD	17,895,000	17,895,000

		216,035,000

Oklahoma—0.56%
Oklahoma Student Loan Authority Revenue (Senior Student Loan), Series IIA-1,
0.300%, VRD(1)	25,000,000	25,000,000

43

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—1.85%
Oregon State Department of Transportation Highway User Tax Revenue (Sub Lien),
Series B-3,
0.280%, VRD	$20,000,000	$20,000,000

Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.320%, VRD	7,000,000	7,000,000

Oregon (Veterans Welfare), Series 83,
0.230%, VRD	13,100,000	13,100,000

Series 84,
0.230%, VRD	16,250,000	16,250,000

Series B,
0.250%, VRD	19,800,000	19,800,000

Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.250%, VRD	6,000,000	6,000,000

		82,150,000

Pennsylvania—4.29%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.150%, VRD	16,575,000	16,575,000

Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.150%, VRD	4,865,000	4,865,000

Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center), Series B-1,
0.190%, VRD	15,000,000	15,000,000

Allegheny County Industrial Development Authority Health & Housing Facilities Revenue Refunding (Longwood), Series B1,
0.150%, VRD	9,700,000	9,700,000

Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
0.180%, VRD	17,300,000	17,300,000

Butler County General Authority Revenue (New Castle Area School District),
0.280%, VRD	4,740,000	4,740,000

44

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.110%, VRD	$3,500,000	$3,500,000

Series C,
0.110%, VRD	34,700,000	34,700,000

0.130%, VRD	10,200,000	10,200,000

Montgomery County, Series A,
0.150%, VRD	7,495,000	7,495,000

Pennsylvania Housing Finance Agency
(Single Family Mortgage),
Series 83C,
0.230%, VRD(1)	15,000,000	15,000,000

Series 87B,
0.250%, VRD(1)	8,900,000	8,900,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien), Series B2,
0.270%, VRD	18,500,000	18,500,000

University of Pittsburgh of the Commonwealth
Systems of Higher Education Notes,
2.000%, due 05/31/11	14,000,000	14,195,193

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.260%, VRD	9,485,000	9,485,000

		190,155,193

South Carolina—0.50%
South Carolina Jobs-Economic Development Authority
Hospital Revenue Refunding (Anmed Health), Series C,
0.200%, VRD	5,000,000	5,000,000

South Carolina Public Service Authority
Revenue (JP Morgan PUTTERs,
Series 2019) (AMBAC Insured),
0.360%, VRD(2),(3)	13,175,000	13,175,000

South Carolina State Public Service Authority Revenue
(Barclays Capital Municipal Trust Receipts),
Series 48B,
0.320%, VRD(2),(3)	1,870,000	1,870,000

Series 50B,
0.320%, VRD(2),(3)	2,000,000	2,000,000

		22,045,000

45

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

South Dakota—0.64%
Lawrence County Pollution Control
Revenue Refunding (Homestake Mining), Series B,
0.210%, VRD	$3,300,000	$3,300,000

Lawrence County Solid Waste Disposal
Revenue (Homestake Mining), Series A,
0.260%, VRD(1)	6,000,000	6,000,000

Sioux Falls Sales Tax Revenue
(Morgan Stanley Floater Certificates),
Series 1886 (NATL-RE Insured),
0.310%, VRD(2),(3)	12,030,000	12,030,000

South Dakota Health & Educational Facilities
Authority Revenue (Regional Health),
0.150%, VRD	7,000,000	7,000,000

		28,330,000

Tennessee—5.52%
Blount County Public Building Authority
(Local Government Public Improvement),
Series E-9-A,
0.260%, VRD	4,000,000	4,000,000

Clarksville Public Building Authority Revenue
(Pooled Financing - Tennessee Municipal Bond Fund),
0.200%, VRD	2,170,000	2,170,000

Loudon Industrial Development Board Pollution Control
Revenue Refunding (A.E. Staley Manufacturing Co. Project),
0.260%, VRD	16,200,000	16,200,000

Memphis Health Educational & Housing Facility Board Multi
Family Housing Revenue (Ashland Lakes II Apartments Project),
Series A,
0.320%, VRD	11,500,000	11,500,000

Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
Board Revenue (Vanderbilt University),
Series A,
0.220%, VRD	12,800,000	12,800,000

Series A-1,
0.220%, VRD	31,750,000	31,750,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.300%, VRD	22,910,000	22,910,000

46

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.190%, VRD	$10,770,000	$10,770,000

Shelby County Public Improvement and School, Series B,
0.310%, VRD	58,550,000	58,550,000

Shelby County Refunding, Series C,
0.380%, VRD	74,040,000	74,040,000

		244,690,000

Texas—7.54%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-883WF) (FGIC Insured),
0.310%, VRD(2),(3)	7,595,000	7,595,000

Fort Bend County (JP Morgan PUTTERs,
Series 1326) (FGIC Insured),
0.410%, VRD(2),(3)	8,255,000	8,255,000

Harris County Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.120%, VRD	5,100,000	5,100,000

Subseries C-2,
0.120%, VRD	6,100,000	6,100,000

Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.120%, VRD	5,000,000	5,000,000

Series A-2,
0.120%, VRD	23,900,000	23,900,000

Harris County Refunding (Toll Road Senior Lien),
Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	15,000,000	15,026,135

Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	25,000,000	25,274,366

Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series B,
0.080%, VRD	7,000,000	7,000,000

0.210%, VRD	15,000,000	15,000,000

47

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.270%, VRD	$6,000,000	$6,000,000

Series B-5,
0.250%, VRD	21,400,000	21,400,000

Series B-6,
0.230%, VRD	20,100,000	20,100,000

Laredo (Morgan Stanley Floater Certificates),
Series 2065 (NATL-RE Insured),
0.310%, VRD(2),(3)	18,180,000	18,180,000

Mansfield Independent School District (PSF-GTD),
0.310%, VRD	2,465,000	2,465,000

North East Independent School District (Citigroup Eagle
Class A Certificates 20070123) (PSF-GTD),
0.320%, VRD(2),(3)	8,935,000	8,935,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.180%, VRD	5,000,000	5,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.250%, VRD	54,700,000	54,700,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.230%, VRD	4,300,000	4,300,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources), Series A,
0.230%, VRD	6,500,000	6,500,000

Texas State (Veteran Housing Assistance Fund II), Series A,
0.250%, VRD(1)	9,235,000	9,235,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	10,000,000	10,034,443

University of Texas Permanent University Funding System,
Series A,
0.200%, VRD	18,000,000	18,000,000

University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	13,180,000	13,180,000

0.220%, VRD	2,750,000	2,750,000

University of Texas University Revenues
Refunding (Financing System), Series B,
0.200%, VRD	15,205,000	15,205,000

		334,234,944

48

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Utah—0.76%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.120%, VRD	$7,200,000	$7,200,000

0.140%, VRD	2,320,000	2,320,000

Tooele City Industrial Development Revenue
(Conestoga Wood Specialties Corp.),
0.370%, VRD(1)	8,330,000	8,330,000

Weber County Hospital Revenue (IHC Health Services),
Series A,
0.150%, VRD	15,900,000	15,900,000

		33,750,000

Vermont—0.12%
Vermont Educational & Health Buildings Financing
Agency Revenue (Middlebury College Project),
Series A,
0.480%, VRD	5,280,000	5,280,000

Virginia—1.53%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical), Series D,
0.150%, VRD	1,900,000	1,900,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	17,890,000	17,890,000

University of Virginia University Revenues (General), Series A,
0.180%, VRD	20,800,000	20,800,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.130%, VRD	17,700,000	17,700,000

Series B (AMBAC Insured),
0.180%, VRD	3,300,000	3,300,000

Virginia Small Business Financing Authority Revenue
Refunding (Children’s Hospital Kings),
0.290%, VRD	6,000,000	6,000,000

		67,590,000

49

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—4.12%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.310%, VRD(2),(3)	$5,000,000	$5,000,000

King County (Multi Modal Ltd. Tax Sewer), Series B,
0.190%, VRD	10,000,000	10,000,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	24,095,000	24,095,000

Series B,
0.240%, VRD	31,950,000	31,950,000

Snohomish County Public Utility District No. 001 Electric
Revenue System (Second Notes), Series B,
2.000%, due 08/05/10	7,000,000	7,010,260

Tulalip Tribes of the Tulalip Reservation
Revenue Refunding (Capital Projects),
0.270%, VRD	2,685,000	2,685,000

Washington Health Care Facilities
Authority Revenue (Catholic Health),
Series A-4,
0.220%, VRD	19,900,000	19,900,000

Series A-5,
0.170%, VRD	43,000,000	43,000,000

Series A-6,
0.220%, VRD	19,790,000	19,790,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma-Pierce County Project),
0.220%, VRD	9,900,000	9,900,000

Washington, Series VR 96B,
0.220%, VRD	9,500,000	9,500,000

		182,830,260

Wisconsin—1.11%
Oconomowoc Area School District Tax & Revenue
Anticipation Promissory Notes,
1.750%, due 08/23/10	8,000,000	8,012,109

Oshkosh Area School District Tax & Revenue Anticipation Notes,
2.000%, due 09/22/10	12,000,000	12,039,338

50

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—(concluded)
University Hospitals & Clinics Authority Revenue Refunding,
Series B,
0.140%, VRD	$5,000,000	$5,000,000

Wisconsin Center District Tax Revenue, Series A,
0.250%, VRD	10,000,000	10,000,000

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care),
Series A,
0.170%, VRD	9,585,000	9,585,000

Series B,
0.200%, VRD	4,600,000	4,600,000

		49,236,447

Wyoming—0.20%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series B,
0.200%, VRD	2,000,000	2,000,000

Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.100%, VRD	6,800,000	6,800,000

		8,800,000

Total municipal bonds and notes (cost—$4,133,821,375)		4,133,821,375

Tax-exempt commercial paper—7.24%

California—0.55%
Orange County Teeter Plan,
0.330%, due 07/12/10	24,325,000	24,325,000

Connecticut—0.34%
Yale University,
0.320%, due 08/17/10	15,040,000	15,040,000

Florida—1.37%
Florida Local Government,
0.300%, due 07/12/10	30,000,000	30,000,000

0.300%, due 08/09/10	30,564,000	30,564,000

		60,564,000

Georgia—0.45%
Metropolitan Atlanta Rapid Transit,
0.300%, due 07/08/10	20,000,000	20,000,000

51

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—1.03%
Chicago Midway Airport,
0.330%, due 07/08/10	$12,192,000	$12,192,000

Illinois Educational Facilities Authority Revenue,
0.300%, due 08/02/10	3,224,000	3,224,000

0.330%, due 08/02/10	30,376,000	30,376,000

		45,792,000

Maryland—0.34%
Baltimore County,
0.350%, due 08/16/10	15,000,000	15,000,000

Massachusetts—0.46%
Harvard University,
0.260%, due 08/09/10	12,452,000	12,452,000

0.300%, due 09/13/10	8,000,000	8,000,000

		20,452,000

Minnesota—0.16%
Mayo Clinic,
0.320%, due 08/02/10	5,000,000	5,000,000

0.350%, due 09/15/10	2,000,000	2,000,000

		7,000,000

New Jersey—0.12%
Chambers Cogen,
0.350%, due 07/08/10	5,500,000	5,500,000

New York—0.11%
New York State Power Authority,
0.320%, due 08/02/10	5,000,000	5,000,000

Ohio—0.28%
Ohio State University,
0.250%, due 07/13/10	12,500,000	12,500,000

Tennessee—0.32%
Vanderbilt University,
0.400%, due 10/19/10	14,000,000	14,000,000

Texas—1.51%
City of Houston, Combined Utility System,
0.330%, due 08/10/10	7,000,000	7,000,000

City of Houston, Houston Hotel Occupancy Tax,
0.350%, due 08/09/10	11,950,000	11,950,000

52

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Methodist Hospital,
0.360%, due 10/20/10	$8,000,000	$8,000,000

0.430%, due 12/08/10	25,000,000	25,000,000

University of Texas,
0.280%, due 08/10/10	15,000,000	15,000,000

		66,950,000

Wyoming—0.20%
Sweetwater County Pollution Control,
0.350%, due 08/02/10	9,000,000	9,000,000

Total tax-exempt commercial paper (cost—$321,123,000)		321,123,000

Total investments (cost—$4,454,944,375 which approximates cost for federal income tax purposes)—100.49%		4,454,944,375

Liabilities in excess of other assets—(0.49)%		(21,684,705)

Net assets (applicable to 4,433,974,920 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,433,259,670

(1)	Security subject to Alternative Minimum Tax.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.03% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2010 and reset periodically.

53

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2010

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$4,133,821,375	$—	$4,133,821,375

Tax-exempt commercial paper	—	321,123,000	—	321,123,000

Total	$—	$4,454,944,375	$—	$4,454,944,375

Weighted average maturity—14 days

See accompanying notes to financial statements

54

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—93.23%

California Department of Water
Resources Power Supply Revenue,
Series B-6,
0.220%, VRD	$855,000	$855,000

Series C-1,
0.300%, VRD	12,100,000	12,100,000

Series C-9,
0.260%, VRD	12,530,000	12,530,000

California Educational Facilities Authority Revenue
(California Institute of Technology),
Series B,
0.190%, VRD	4,100,000	4,100,000

California Educational Facilities Authority Revenue
Refunding (Stanford University),
Series L-4,
0.100%, VRD	4,775,000	4,775,000

Series L-5,
0.100%, VRD	6,165,000	6,165,000

Series L-6,
0.100%, VRD	7,950,000	7,950,000

California Educational Facilities Authority Revenue
(University of Southern California), Series A
(Barclays Capital Municipal Trust Receipts Series 11B),
0.280%, VRD(1),(2)	5,200,000	5,200,000

California Educational Facilities Authority Revenue
(Wells Fargo Stage Trust Floater Certificates),
Series 42C,
0.290%, VRD(1),(2)	10,085,000	10,085,000

California Health Facilities Financing Authority Revenue
(Adventist Health Systems),
Series A,
0.100%, VRD	15,500,000	15,500,000

0.250%, VRD	5,800,000	5,800,000

Series B,
0.250%, VRD	4,200,000	4,200,000

California Health Facilities Financing Authority
Revenue Refunding (Lucille Salter),
Series B,
0.240%, VRD	11,790,000	11,790,000

Series C,
0.200%, VRD	5,300,000	5,300,000

55

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California Health Facilities Financing Authority
Revenue Refunding (Stanford Hospital),
Series B-1,
0.240%, VRD	$16,510,000	$16,510,000

California Health Facilities Financing
Authority Revenue (Scripps Health),
Series C,
0.200%, VRD	12,000,000	12,000,000

Series F,
0.160%, VRD	10,645,000	10,645,000

California Housing Finance Agency Revenue
(Home Mortgage),
Series H,
0.230%, VRD(3)	12,500,000	12,500,000

California Infrastructure & Economic Development
Bank Revenue (California Academy),
Series A,
0.120%, VRD	15,700,000	15,700,000

Series C,
0.120%, VRD	6,000,000	6,000,000

Series E,
0.120%, VRD	1,925,000	1,925,000

California Infrastructure & Economic Development
Bank Revenue (Jewish Community Center),
Series A,
0.170%, VRD	10,600,000	10,600,000

California Infrastructure & Economic Development
Bank Revenue (JSerra Catholic High School Project),
Series B,
0.250%, VRD	15,165,000	15,165,000

California Infrastructure & Economic Development
Bank Revenue (Los Angeles County Museum),
Series B,
0.120%, VRD	20,200,000	20,200,000

California Infrastructure & Economic Development
Bank Revenue (Orange County Performing),
Series A,
0.160%, VRD	1,585,000	1,585,000

Series B,
0.250%, VRD	14,635,000	14,635,000

56

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California Infrastructure & Economic Development
Bank Revenue (Rand Corp), Series B,
0.160%, VRD	$1,970,000	$1,970,000

California Infrastructure & Economic Development
Bank Revenue Refunding (Pacific Gas & Electric),
Series B,
0.120%, VRD	700,000	700,000

Series D,
0.100%, VRD	14,400,000	14,400,000

California Infrastructure & Economic Development
Bank Revenue (Santa Barbara Performing Arts),
0.310%, VRD	16,045,000	16,045,000

California Municipal Finance Authority Revenue
(The Turning Point School),
0.270%, VRD	4,570,000	4,570,000

California Municipal Finance Authority Revenue
(Westmont College), Series A,
0.270%, VRD	5,000,000	5,000,000

California Pollution Control Financing Authority Pollution
Control Revenue Refunding (Pacific Gas & Electric),
Series C,
0.130%, VRD	20,000,000	20,000,000

California State Economic Recovery,
Series C-1,
0.180%, VRD	15,700,000	15,700,000

Series C-2,
0.160%, VRD	3,200,000	3,200,000

Series C-3,
0.160%, VRD	9,800,000	9,800,000

Series C-4,
0.100%, VRD	6,500,000	6,500,000

Series C-5,
0.160%, VRD	11,300,000	11,300,000

Series C-11,
0.180%, VRD	1,200,000	1,200,000

California Statewide Communities Development Authority
Multi Family Housing Revenue (Ridgeway Apartments),
Series K (FHLMC Insured),
0.240%, VRD	7,100,000	7,100,000

57

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California Statewide Communities Development
Authority Revenue (Cottage Health Systems),
Series A,
0.250%, VRD	$10,000,000	$10,000,000

Series B,
0.250%, VRD	25,500,000	25,500,000

California Statewide Communities Development Authority
Revenue Refunding (Los Angeles County Museum of Art),
Series B,
0.170%, VRD	3,700,000	3,700,000

Series D,
0.120%, VRD	5,100,000	5,100,000

California Statewide Communities Development
Authority Revenue (Sweep Loan Program), Series A,
0.200%, VRD	2,440,000	2,440,000

California Statewide Communities Development
Authority Revenue (University of San Diego),
0.230%, VRD	15,000,000	15,000,000

Bay Area Toll Authority Toll Bridge Revenue
(Citigroup Eagle Class A Certificates 20080056),
0.310%, VRD(1),(2)	4,730,000	4,730,000

Bay Area Toll Authority Toll Bridge Revenue
(San Francisco Bay Area),
Series C-1,
0.200%, VRD	13,480,000	13,480,000

Series D-1,
0.200%, VRD	5,000,000	5,000,000

Series F (Bank of America Austin Certificates,
Series 2008-1058),
0.310%, VRD(1),(2)	6,750,000	6,750,000

Series G-1,
0.200%, VRD	4,250,000	4,250,000

East Bay Municipal Utility District Water Systems Revenue
(Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
0.310%, VRD(1),(2)	15,000,000	15,000,000

Eastern Municipal Water District Water & Sewer Revenue
Certificates of Participation Refunding, Series D,
0.180%, VRD	4,000,000	4,000,000

58

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Fremont Certificates of Participation
(Capital Improvement Financing Project),
0.280%, VRD	$7,190,000	$7,190,000

Grand Terrace Community Redevelopment Agency Multi-Family
Revenue (Housing Mount Vernon Villas), (FNMA Insured),
0.190%, VRD	6,830,000	6,830,000

Hemet Unified School District Certificates of Participation
(School Facilities Project),
0.270%, VRD	4,000,000	4,000,000

Irvine Improvement Bond Act 1915
(Assessment District 94-13),
0.160%, VRD	5,900,000	5,900,000

Irvine Improvement Bond Act 1915
(Assessment District 97-16),
0.160%, VRD	3,345,000	3,345,000

Irvine Improvement Bond Act 1915
(Assessment District 97-17),
0.160%, VRD	4,804,000	4,804,000

Livermore Redevelopment Agency Multi-Family Revenue
Refunding (Housing Livermore), Series A (FNMA Insured),
0.240%, VRD	5,000,000	5,000,000

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Refunding (Property A 1st Tier),
Series A-3,
0.330%, VRD	16,635,000	16,635,000

Los Angeles County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,056,850

Los Angeles Department of Water & Power Revenue
(Power System), Subseries A-8,
0.290%, VRD	10,170,000	10,170,000

Los Angeles Department of Water & Power
Waterworks Revenue,
Subseries B-1,
0.200%, VRD	5,500,000	5,500,000

Subseries B-2,
0.130%, VRD	2,200,000	2,200,000

Subseries B-3,
0.240%, VRD	26,000,000	26,000,000

59

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Los Angeles Unified School District Tax & Revenue
Anticipation Notes, Series A,
2.000%, due 06/30/11	$5,000,000	$5,065,850

Los Angeles Wastewater Systems Revenue Refunding,
Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.280%, VRD(1),(2)	3,750,000	3,750,000

Subseries B,
0.270%, VRD	12,115,000	12,115,000

Subseries C,
0.220%, VRD	490,000	490,000

Manteca Redevelopment Agency Tax Allocation Refunding
(Sub-Amended Merged Project),
0.140%, VRD	3,435,000	3,435,000

Martinez Multi-Family Housing Revenue Refunding
(Muirwood Garden Apartments),
Series A (FNMA Insured),
0.250%, VRD	5,800,000	5,800,000

Metropolitan Water District Southern California Refunding,
Series A,
0.240%, VRD	17,100,000	17,100,000

Metropolitan Water District Southern California Waterworks
Revenue (Citigroup Eagle Class A Certificates 20070071),
0.300%, VRD(1),(2)	15,000,000	15,000,000

Metropolitan Water District Southern California
Waterworks Revenue Refunding,
Series A-1,
0.220%, VRD	20,000	20,000

0.400%, VRD	4,300,000	4,300,000

Metropolitan Water District Southern
California Waterworks Revenue,
Series B-4,
0.190%, VRD	3,300,000	3,300,000

Series C-1,
0.180%, VRD	3,400,000	3,400,000

Murrieta Valley Unified School District Certificates of
Participation (School Facilities Bridge Funding Program),
0.250%, VRD	18,000,000	18,000,000

60

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Orange County Apartment Development
Revenue Refunding (Villas La Paz),
Series F (FNMA Insured),
0.250%, VRD	$2,030,000	$2,030,000

Orange County Apartment Development
Revenue Refunding (WLCO LF Issue G),
Series 3 (FNMA Insured),
0.240%, VRD	1,200,000	1,200,000

Orange County Sanitation District
Certificates of Participation (JP Morgan PUTTERs,
Series 2529Z), (AGM Insured),
0.310%, VRD(1),(2)	1,075,000	1,075,000

Orange County Sanitation District Certificates of Participation,
Series B,
0.180%, VRD	495,000	495,000

Orange County Water District Revenue
Certificates of Participation, Series A,
0.170%, VRD	42,000,000	42,000,000

Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.100%, VRD	13,000,000	13,000,000

Riverside County Housing Authority Multi-Family
Housing Revenue Refunding (Amanda Park Project),
Series A (FHLMC Insured),
0.230%, VRD(3)	12,600,000	12,600,000

Riverside County Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 03/31/11	5,000,000	5,058,650

Riverside Water Revenue Refunding, Series A,
0.280%, VRD	11,120,000	11,120,000

Roseville Electrical System Revenue
Certificates of Participation Refunding, Series B,
0.320%, VRD	19,018,000	19,018,000

Sacramento County Sanitation District Financing Authority
Revenue Refunding (Sub Lien-Sanitation District),
Series B,
0.170%, VRD	5,525,000	5,525,000

61

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Sacramento Transportation Authority Sales
Tax Revenue (Limited Tax-Measure A), Series A,
0.280%, VRD	$23,450,000	$23,450,000

San Bernardino County Certificates of Participation
(County Center Refinancing Project),
0.190%, VRD	8,700,000	8,700,000

San Bernardino County Multi-Family Revenue
Refunding (Housing Evergreen Apartments),
Series A (FNMA Insured),
0.230%, VRD	16,600,000	16,600,000

San Bernardino County Multi-Family Revenue
Refunding (Housing Mortgage—Mountain View),
Series A (FNMA Insured),
0.250%, VRD	3,035,000	3,035,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.250%, VRD	4,060,000	4,060,000

San Diego County Regional Transportation Commission
Sales Tax Revenue (Limited Tax),
Series A,
0.280%, VRD	4,800,000	4,800,000

Series B,
0.240%, VRD	9,865,000	9,865,000

San Diego Unified School District
Tax & Revenue Anticipation Notes, Series A,
2.000%, due 06/30/11(4)	5,000,000	5,068,300

San Francisco City & County Unified School District
Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	3,500,000	3,554,530

Santa Barbara County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,080,450

Santa Clara County Financing Authority Lease
Revenue (Housing Authority Office Project), Series A,
0.240%, VRD	455,000	455,000

Santa Clara Electrical Revenue, Subseries B,
0.280%, VRD	13,850,000	13,850,000

62

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Santa Clara Valley Transportation Authority Sales
Tax Revenue (Citigroup ROCS,
Series RR-II-R-11227) (AMBAC Insured),
0.320%, VRD(1),(2)	$11,760,000	$11,760,000

Santa Clara Valley Transportation Authority
Sales Tax Revenue Refunding, Series B,
0.380%, VRD	10,670,000	10,670,000

Sequoia Union High School District
(JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.310%, VRD(1),(2)	1,500,000	1,500,000

Sequoia Union High School District
(Morgan Stanley Floater Certificates),
Series 2160 (AGM Insured),
0.310%, VRD(1),(2)	4,110,000	4,110,000

State Center Community College District
(JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.310%, VRD(1),(2)	3,710,000	3,710,000

Ventura County Tax & Revenue Anticipation Notes,
2.000%, due 07/01/11	10,000,000	10,161,300

Whittier Health Facilities Revenue
(Presbyterian Intercommunity),
Series A,
0.170%, VRD	4,400,000	4,400,000

Series B,
0.170%, VRD	1,900,000	1,900,000

Series C,
0.170%, VRD	4,500,000	4,500,000

Total municipal bonds and notes (cost—$935,007,930)		935,007,930

Tax-exempt commercial paper—8.66%

California Statewide Communities Development
Authority Revenue (Kaiser Permanente),
0.300%, due 07/08/10	15,000,000	15,000,000

0.300%, due 08/02/10	7,000,000	7,000,000

Los Angeles Co. Capital Asset Lease,
0.350%, due 07/22/10	12,000,000	12,000,000

Los Angeles Municipal Improvement Corp.,
0.250%, due 07/08/10	7,408,000	7,408,000

63

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Orange County Teeter Plan,
0.330%, due 07/12/10	$10,000,000	$10,000,000

Riverside County Teeter Plan,
0.320%, due 08/16/10	10,000,000	10,000,000

0.320%, due 08/18/10	10,000,000	10,000,000

San Francisco Airport,
0.300%, due 07/13/10	15,470,000	15,470,000

Total tax-exempt commercial paper (cost—$86,878,000)		86,878,000

Total investments (cost—$1,021,885,930 which approximates cost for federal income tax purposes)—101.89%		1,021,885,930

Liabilities in excess of other assets—(1.89)%		(18,978,691)

Net assets (applicable to 1,003,320,371 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,002,907,239

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.24% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Security subject to Alternative Minimum Tax.
(4)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2010 and reset periodically.

64

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2010

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$935,007,930	$—	$935,007,930

Tax-exempt commercial paper	—	86,878,000	—	86,878,000

Total	$—	$1,021,885,930	$—	$1,021,885,930

Weighted average maturity—17 days

See accompanying notes to financial statements

65

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—98.19%

New York State Dormitory Authority Revenue Non-State
Supported Debt (Blythedale Childrens Hospital),
0.270%, VRD	$4,500,000	$4,500,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Catholic Health System),
0.270%, VRD	2,470,000	2,470,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Columbia University),
Series A,
0.180%, VRD	2,000,000	2,000,000

Series B,
0.240%, VRD	5,000,000	5,000,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Northern Westchester Association),
0.250%, VRD	3,000,000	3,000,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Rockefeller University), Series A,
0.240%, VRD	3,200,000	3,200,000

New York State Dormitory Authority Revenue Non-State
Supported Debt (Royal), Series A (FNMA Insured),
0.190%, VRD	8,690,000	8,690,000

New York State Dormitory Authority Revenue
(Rockefeller University), Series A,
0.120%, VRD	105,000	105,000

New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.250%, VRD	9,500,000	9,500,000

New York State Dormitory Authority Revenue State
Supported Debt (Cornell University), Series A,
0.240%, VRD	7,060,000	7,060,000

Series B,
0.240%, VRD	10,000,000	10,000,000

New York State Dormitory Authority Revenue State
Supported Debt (New York Public Library),
Series A,
0.200%, VRD	13,500,000	13,500,000

Series B,
0.200%, VRD	4,945,000	4,945,000

66

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York State Dormitory Authority Revenue State
Supported Debt (University of Rochester),
Series A,
0.130%, VRD	$1,200,000	$1,200,000

Series B,
0.130%, VRD	9,615,000	9,615,000

New York State Dormitory Authority Revenue (Wagner College),
0.240%, VRD	3,345,000	3,345,000

New York State Dormitory Authority State Personal Income Tax
Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.310%, VRD(1),(2)	3,600,000	3,600,000

New York State Environmental Facilities Corp. State Personal
Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.310%, VRD(1),(2)	3,185,000	3,185,000

New York State Housing Finance Agency Affordable
Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.200%, VRD	9,900,000	9,900,000

New York State Housing Finance Agency Revenue
(20 River Terrace Housing), Series A (FNMA Insured),
0.240%, VRD	34,300,000	34,300,000

New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A (FNMA Insured),
0.240%, VRD	13,800,000	13,800,000

New York State Housing Finance Agency Revenue
(Baisley Park Gardens), Series A,
0.270%, VRD	4,700,000	4,700,000

New York State Housing Finance Agency Revenue
(Housing 320 West 38th Street), Series A,
0.190%, VRD	5,000,000	5,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.250%, VRD	15,460,000	15,460,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.240%, VRD	4,500,000	4,500,000

New York State Housing Finance Agency Revenue
(West 37th Street Housing),
Series A,
0.220%, VRD	4,200,000	4,200,000

67

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Series B,
0.220%, VRD	$6,000,000	$6,000,000

New York State Local Government Assistance Corp.,
Refunding (Sub Lien), Series B-3V,
0.220%, VRD	10,800,000	10,800,000

New York State Local Government Assistance Corp.,
Series G,
0.240%, VRD	11,565,000	11,565,000

New York State Power Authority Revenue &
General Purpose (Consented),
0.260%, VRD	4,250,000	4,250,000

New York State Urban Development Corp. Revenue
Refunding (Service Contract), Series A-5,
0.260%, VRD	3,700,000	3,700,000

New York State Urban Development Corp. Revenue State Facilities,
Series A3A,
0.320%, VRD	6,900,000	6,900,000

Series A3B,
0.290%, VRD	25,400,000	25,400,000

New York State Urban Development Corp. Revenue State
Personal Income Tax, Series B, (Barclays Capital Municipal
Trust Receipts, Series 6W),
0.280%, VRD(1),(2)	6,835,000	6,835,000

Buffalo Municipal Water Finance Authority Water
Systems Revenue Refunding,
0.180%, VRD	6,655,000	6,655,000

Clarkstown Central School District Tax Anticipation Notes,
1.000%, due 11/05/10	10,000,000	10,022,900

Dutchess County Industrial Development Agency Civic
Facilities Revenue (Marist College),
Series A,
0.280%, VRD	7,420,000	7,420,000

0.300%, VRD	6,075,000	6,075,000

Dutchess County Industrial Development Agency Civic
Facilities Revenue (Trinity-Pawling School Corp.),
0.280%, VRD	2,300,000	2,300,000

Erie County Industrial Development Agency Civic
Facilities Revenue (Our Lady of Victory Corp.),
Series A,
0.270%, VRD	9,780,000	9,780,000

68

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	$2,000,000	$2,009,039

Ithaca City Bond Anticipation Notes,
1.500%, due 02/15/11	4,309,980	4,330,807

Jericho Union Free School District Tax Anticipation Notes,
1.500%, due 06/17/11	10,000,000	10,100,428

Livingston County Industrial Development Agency Civic
Facilities Revenue Refunding (Red Jacket/Nicholas),
Series A,
0.270%, VRD	2,263,000	2,263,000

Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.130%, VRD	4,800,000	4,800,000

Subseries 3-A,
0.250%, VRD	15,000,000	15,000,000

Mamaroneck Village Bond Anticipation Notes,
1.000%, due 08/18/10	5,892,770	5,898,185

Metropolitan Transportation Authority Dedicated
Tax Fund Refunding,
Subseries B-1,
0.280%, VRD	7,410,000	7,410,000

Subseries B-2,
0.280%, VRD	1,115,000	1,115,000

Subseries B-3,
0.280%, VRD	6,700,000	6,700,000

Metropolitan Transportation Authority Revenue,
Subseries E-2,
0.280%, VRD	5,000,000	5,000,000

Subseries G-2,
0.130%, VRD	22,725,000	22,725,000

Monroe County Industrial Development Agency Civic
Facility Revenue (Rochester Presbyterian Project),
0.270%, VRD	7,500,000	7,500,000

Nassau Health Care Corp. Revenue,
0.240%, VRD	3,000,000	3,000,000

Nassau Health Care Corp. Revenue
(Nassau County Guaranted), Subseries B-2,
0.220%, VRD	5,000,000	5,000,000

69

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York City (Citigroup ROCS, Series RR-II-R-11637),
0.320%, VRD(1),(2)	$15,520,000	$15,520,000

New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance),
Series B-1,
0.250%, VRD	9,010,000	9,010,000

Series B-3,
0.400%, VRD	2,850,000	2,850,000

New York City Health & Hospital Corp. Revenue (Health Systems),
Series C,
0.170%, VRD	23,370,000	23,370,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (201 Pearl Street Development),
Series A (FNMA Insured),
0.240%, VRD	5,000,000	5,000,000

New York City Housing Development Corp.
Multi-Family Mortgage Revenue (The Crest), Series A,
0.280%, VRD	40,955,000	40,955,000

New York City Housing Development Corp. Multi-Family
Rental Housing (Queenswood Apartments),
Series A (FHLMC Insured),
0.190%, VRD	7,100,000	7,100,000

New York City Housing Development Corp. Multi-Family
Rental Housing Revenue (2 Gold Street),
Series A (FNMA Insured),
0.240%, VRD	11,100,000	11,100,000

New York City Industrial Development Agency Civic
Facility Revenue (Jamaica First Parking LLC Project),
0.300%, VRD	4,070,000	4,070,000

New York City Industrial Development Agency Civic
Facility Revenue (New York Psychotherapy),
0.320%, VRD	2,820,000	2,820,000

New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.100%, VRD	6,950,000	6,950,000

Series BB-5,
0.100%, VRD	1,200,000	1,200,000

70

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York City Municipal Water Finance Authority Water &
Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.310%, VRD(1),(2)	$1,775,000	$1,775,000

New York City Municipal Water Finance Authority
Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.310%, VRD(1),(2)	7,010,000	7,010,000

Series D (JP Morgan PUTTERs, Series 3240),
0.310%, VRD(1),(2)	1,335,000	1,335,000

Series EE (JP Morgan PUTTERS, Series 3587),
0.310%, VRD(1),(2)	10,830,000	10,830,000

Series F-1,
0.180%, VRD	11,500,000	11,500,000

New York City,
Subseries A-3,
0.250%, VRD	5,000,000	5,000,000

Subseries A-5,
0.190%, VRD	70,000	70,000

Subseries H-1,
0.130%, VRD	7,750,000	7,750,000

Subseries L-4,
0.160%, VRD	14,200,000	14,200,000

Subseries L-6,
0.100%, VRD	5,000,000	5,000,000

New York City Transitional Finance Authority
(New York City Recovery), Series 3,
Subseries 3-B,
0.100%, VRD	5,000,000	5,000,000

Subseries 3-G,
0.200%, VRD	2,100,000	2,100,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.200%, VRD	3,000,000	3,000,000

Subseries B-3,
0.200%, VRD	2,490,000	2,490,000

New York City Transitional Finance Authority Revenue
(New York City Recovery),
Series 1, Subseries 1-C
0.130%, VRD	1,560,000	1,560,000

71

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York City Transitional Finance Authority,
Subseries 2A,
0.160%, VRD	$13,035,000	$13,035,000

New York City Trust for Cultural Resources Revenue
(Lincoln Center Arts), Series B-1,
0.180%, VRD	2,900,000	2,900,000

New York City Trust for Cultural Resources Revenue
(Metropolitan Museum of Art),
Series A1,
0.240%, VRD	12,300,000	12,300,000

Series A2,
0.240%, VRD	5,100,000	5,100,000

New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural History),
Series A1,
0.130%, VRD	9,060,000	9,060,000

Series A2,
0.180%, VRD	14,840,000	14,840,000

Series B-1,
0.250%, VRD	7,600,000	7,600,000

Series B2,
0.250%, VRD	9,425,000	9,425,000

Series B3,
0.250%, VRD	3,985,000	3,985,000

New York City Trust for Cultural Resources Revenue
Refunding (Lincoln Center),
Series A-1,
0.130%, VRD	22,520,000	22,520,000

Series A-2,
0.180%, VRD	5,000,000	5,000,000

New York City Trust for Cultural Resources Revenue
Refunding (Manhattan School of Music), Series A,
0.250%, VRD	1,600,000	1,600,000

New York City Trust for Cultural Resources Revenue
Refunding (Museum of Modern Art), Series 1A,
2.500%, due 08/01/10	5,750,000	5,759,482

Onondaga County Industrial Development Agency Civic
Facilities Revenue (Syracuse Home Association Project),
0.270%, VRD	6,450,000	6,450,000

72

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Onondaga County Industrial Development Agency Civic
Facilities Revenue (Syracuse University Project), Series B,
0.190%, VRD	$180,000	$180,000

Port Authority of New York and New Jersey
(JP Morgan PUTTERs, Series 3095),
0.310%, VRD(1),(2)	4,445,000	4,445,000

Puerto Rico Commonwealth Highway & Transportation
Authority Transportation Revenue, Series A,
0.230%, VRD	18,000,000	18,000,000

Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.100%, VRD	7,900,000	7,900,000

Riverhead Industrial Development Agency Civic Facilities
Revenue (Central Suffolk Hospital Project),
0.270%, VRD	4,000,000	4,000,000

Riverhead Industrial Development Agency Civic Facilities
Revenue Refunding (Central Suffolk Hospital), Series C,
0.270%, VRD	7,420,000	7,420,000

Southampton Town Bond Anticipation Notes,
1.000%, due 09/02/10	6,000,000	6,000,466

Suffolk County Industrial Development Agency Civic Facilities
Revenue (Touro College Project),
0.220%, VRD	575,000	575,000

Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	9,400,000	9,417,746

Tompkins County Industrial Development Agency Revenue
(Care Community Kendal Ithaca), Series B,
0.280%, VRD	3,940,000	3,940,000

Triborough Bridge & Tunnel Authority Revenues Bond
Anticipation Notes,
2.000%, due 11/15/10	5,000,000	5,028,570

Triborough Bridge & Tunnel Authority Revenue
(Citigroup ROCS, Series RR-II-R-11665),
0.320%, VRD(1),(2)	7,130,000	7,130,000

Triborough Bridge & Tunnel Authority Revenues
(General Purpose), Series B,
0.270%, VRD	10,000,000	10,000,000

Triborough Bridge & Tunnel Authority Revenues Refunding,
Subseries B-2,
0.330%, VRD	10,235,000	10,235,000

73

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Triborough Bridge & Tunnel Authority Revenue,
Series A,
0.280%, VRD	$450,000	$450,000

Series B,
0.170%, VRD	10,090,000	10,090,000

Wappingers Central School District Bond Anticipation Notes,
2.000%, due 09/10/10	2,300,000	2,303,311

White Plains Bond Anticipation Notes, Series B,
1.500%, due 09/17/10	6,000,000	6,013,014

Total municipal bonds and notes (cost—$848,596,948)		848,596,948

Tax-exempt commercial paper—2.54%

New York State Dormitory Authority (Columbia University),
0.250%, due 08/09/10	15,000,000	15,000,000

New York State Power Authority,
0.320%, due 08/02/10	5,000,000	5,000,000

0.350%, due 08/04/10	2,000,000	2,000,000

Total tax-exempt commercial paper (cost—$22,000,000)		22,000,000

Total investments (cost—$870,596,948 which approximates cost for federal income tax purposes)—100.73%		870,596,948

Liabilities in excess of other assets—(0.73)%		(6,326,593)

Net assets (applicable to 864,385,345 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$864,270,355

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.13% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2010 and reset periodically.

74

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$848,596,948	$—	$848,596,948

Tax-exempt commercial paper	—	22,000,000	—	22,000,000

Total	$—	$870,596,948	$—	$870,596,948

Weighted average maturity—14 days

See accompanying notes to financial statements

75

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—89.21%

New Jersey Building Authority Building Revenue,
Subseries A-1,
0.170%, VRD	$6,280,000	$6,280,000

Subseries A-2,
0.170%, VRD	3,000,000	3,000,000

Subseries A-4,
0.170%, VRD	3,895,000	3,895,000

New Jersey Economic Development Authority Economic
Development Revenue (Diocese of Metuchen Project),
0.210%, VRD	7,400,000	7,400,000

New Jersey Economic Development Authority Economic
Development Revenue (Duke Farms Foundation Project),
Series A,
0.110%, VRD	10,500,000	10,500,000

New Jersey Economic Development Authority Gas
Facilities Revenue (NUI Corp.), Series A,
0.170%, VRD	2,800,000	2,800,000

New Jersey Economic Development Authority Natural
Gas Facilities Revenue (South Jersey),
0.300%, VRD(1)	8,200,000	8,200,000

New Jersey Economic Development Authority Pollution
Control Revenue Refunding (ExxonMobil Project),
0.080%, VRD	6,535,000	6,535,000

New Jersey Economic Development Authority Revenue
(Bancroft Neurohealth Project),
0.270%, VRD	3,235,000	3,235,000

New Jersey Economic Development Authority Revenue
(Community Options, Inc. Project),
0.400%, VRD	3,655,000	3,655,000

New Jersey Economic Development Authority Revenue
(Cooper Health System Project), Series A,
0.250%, VRD	2,400,000	2,400,000

New Jersey Economic Development Authority Revenue
(CPC Behavioral Healthcare), Series A,
0.400%, VRD	2,765,000	2,765,000

New Jersey Economic Development Authority Revenue
(Lawrenceville School Project),
0.110%, VRD	4,300,000	4,300,000

76

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Jersey Economic Development Authority Revenue
(Oak Hill Academy Project),
0.400%, VRD	$1,630,000	$1,630,000

New Jersey Economic Development Authority Revenue
(Peddie School Project),
0.260%, VRD	4,800,000	4,800,000

New Jersey Economic Development Authority Revenue
(Presbyterian Homes Assisted), Series B,
0.250%, VRD	2,800,000	2,800,000

New Jersey Economic Development Authority Revenue
Refunding (Cranes Mill Project), Series B,
0.270%, VRD	4,610,000	4,610,000

New Jersey Economic Development Authority Revenue
Refunding (First Mortgage Franciscan),
0.250%, VRD	2,950,000	2,950,000

New Jersey Economic Development Authority Revenue
(Republic Services, Inc. Project),
0.330%, VRD(1)	2,910,000	2,910,000

New Jersey Economic Development Authority Revenue
(Thermal Energy Limited Partnership),
0.250%, VRD(1)	1,000,000	1,000,000

New Jersey Economic Development Authority School
Revenue (Facilities Construction),
Subseries R-1,
0.120%, VRD	455,000	455,000

Subseries R-2,
0.100%, VRD	5,875,000	5,875,000

Subseries R-3,
0.140%, VRD	9,230,000	9,230,000

New Jersey Economic Development Authority Speciality
Facilities Revenue (Port Newark Container LLC),
0.240%, VRD(1)	5,000,000	5,000,000

New Jersey Educational Facilities Authority Revenue
(Centenary College), Series A,
0.270%, VRD	3,535,000	3,535,000

New Jersey Health Care Facilities Authority
(St. Peter’s Hospital), Series B,
0.210%, VRD	1,800,000	1,800,000

77

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.),
Series B,
0.260%, VRD	$9,700,000	$9,700,000

New Jersey Health Care Facilities Financing Authority
Revenue (Computer Program), Subseries A-6,
0.270%, VRD	3,675,000	3,675,000

New Jersey Health Care Facilities Financing Authority
Revenue (Recovery Management System, Inc.),
0.270%, VRD	1,220,000	1,220,000

New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
0.280%, VRD	2,300,000	2,300,000

New Jersey Health Care Facilities Financing Authority
Revenue (Somerset Medical Center),
0.250%, VRD	4,085,000	4,085,000

New Jersey Health Care Facilities Financing Authority
Revenue (Virtua Health),
Series A-7,
0.250%, VRD	5,900,000	5,900,000

Series B,
0.100%, VRD	1,500,000	1,500,000

Series C,
0.120%, VRD	1,500,000	1,500,000

New Jersey Health Care Facilities Financing Authority
Revenue (Wiley Mission Project),
0.270%, VRD	1,700,000	1,700,000

New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.220%, VRD	11,200,000	11,200,000

Series C,
0.280%, VRD	4,800,000	4,800,000

Burlington County Bridge Community Revenue
(Lutheran Home Project), Series A,
0.270%, VRD	2,220,000	2,220,000

Camden County Improvement Authority Revenue
(Senior Redevelopment - Harvest Village Project),
Series A,
0.220%, VRD	6,945,000	6,945,000

0.230%, VRD	15,000	15,000

78

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Chester Township Bond Anticipation Notes,
1.250%, due 02/25/11	$1,500,000	$1,507,131

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.140%, VRD	5,300,000	5,300,000

Colts Neck Township Bond Anticipation Notes,
2.000%, due 08/18/10	1,500,000	1,501,167

Curators University of Missouri Systems Facilities Revenue,
Series B,
0.130%, VRD	1,100,000	1,100,000

Delaware River Joint Toll Bridge Commission Bridge Revenue,
Series B-1,
0.300%, VRD	6,840,000	6,840,000

Delaware River Port Authority of Pennsylvania & New Jersey
Revenue Refunding,
Series B,
0.250%, VRD	1,345,000	1,345,000

Series C,
0.260%, VRD	3,500,000	3,500,000

Essex County Improvement Authority Revenue
(The Childrens Institute Project),
0.400%, VRD	1,465,000	1,465,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital), Subseries C-2,
0.120%, VRD	1,400,000	1,400,000

Hopatcong Borough Bond Anticipation Notes,
2.500%, due 09/17/10	700,000	701,622

Mendham Township Bond Anticipation Notes,
1.500%, due 12/09/10	1,080,150	1,084,409

Mercer County Improvement Authority Revenue Refunding
(Atlantic Foundation Project),
0.160%, VRD	2,245,000	2,245,000

Michigan State Housing Development Authority,
Series D,
0.240%, VRD	4,500,000	4,500,000

Morristown Bond Anticipation Notes,
1.500%, due 10/21/10	1,100,000	1,102,517

New York City, Subseries L-5,
0.160%, VRD	1,700,000	1,700,000

79

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Private Colleges & Universities Authority Revenue (Emory University),
Series C5,
0.200%, VRD	$200,000	$200,000

Port Authority of New York & New Jersey
(JP Morgan PUTTERs, Series 3090),
0.400%, VRD(1),(2),(3)	3,335,000	3,335,000

Puerto Rico Commonwealth Highway & Transportation
Authority Transportation Revenue, Series A,
0.230%, VRD	2,000,000	2,000,000

Puerto Rico Commonwealth Refunding
(Public Improvement), Series B,
0.100%, VRD	6,000,000	6,000,000

Rutgers State University Refunding, Series A,
0.100%, VRD	6,225,000	6,225,000

Rutgers State University, Series G,
0.100%, VRD	9,820,000	9,820,000

South Orange Village Township Bond Anticipation Notes,
1.750%, due 09/09/10	1,700,000	1,702,418

Union County Industrial Pollution Control Financing
Authority Pollution Control Revenue Refunding
(ExxonMobil Project),
0.080%, VRD	7,050,000	7,050,000

University of Texas Permanent University Funding System,
Series A,
0.200%, VRD	1,000,000	1,000,000

Upper Saddle River Bond Anticipation Notes,
1.250%, due 02/25/11	1,500,000	1,507,820

Total municipal bonds and notes (cost—$242,452,084)		242,452,084

Tax-exempt commercial paper—10.18%

Columbia University,
0.250%, due 07/01/10	1,000,000	1,000,000

0.250%, due 08/02/10	7,240,000	7,240,000

New Jersey Economic Development Authority (Chambers Cogen),
0.350%, due 07/08/10	6,600,000	6,600,000

New Jersey Economic Development Authority
(Keystone Energy Service Co.),
0.370%, due 08/10/10	10,000,000	10,000,000

80

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Princeton University,
0.250%, due 08/09/10	$2,830,000	$2,830,000

Total tax-exempt commercial paper (cost—$27,670,000)		27,670,000

Total investments (cost—$270,122,084 which approximates
cost for federal income tax purposes)—99.39%		270,122,084

Other assets in excess of liabilities—0.61%		1,669,758

Net assets (applicable to 271,785,072 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$271,791,842

(1)	Security subject to Alternative Minimum Tax.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.23% of net assets as of June 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$242,452,084	$—	$242,452,084

Tax-exempt commercial paper	—	27,670,000	—	27,670,000

Total	$—	$270,122,084	$—	$270,122,084

Weighted average maturity—9 days

See accompanying notes to financial statements

81

UBS RMA

Understanding your funds’ expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 to June 30, 2010.

Actual expenses
The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
 The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

82

UBS RMA

Understanding your funds’ expenses (unaudited) (continued)

The example does not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	January 1, 2010	June 30, 2010	01/01/10 – 06/30/10

Actual	$1,000.00	$1,000.00	$1.14

Hypothetical
(5% annual
return before expenses)	1,000.00	1,023.65	1.15

(1)	Expenses are equal to the Portfolio’s annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio
	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	January 1, 2010	June 30, 2010	01/01/10 – 06/30/10

Actual	$1,000.00	$1,000.00	$0.94

Hypothetical
(5% annual
return before expenses)	1,000.00	1,023.85	0.95

(1)	Expenses are equal to the Portfolio’s annualized expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA Tax-Free Fund Inc.
	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	January 1, 2010	June 30, 2010	01/01/10 – 06/30/10

Actual	$1,000.00	$1,000.00	$1.19

Hypothetical
(5% annual
return before expenses)	1,000.00	1,023.60	1.20

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

83

UBS RMA

Understanding your funds’ expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund

	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	January 1, 2010	June 30, 2010	01/01/10 – 06/30/10

Actual	$1,000.00	$1,000.00	$1.04

Hypothetical
(5% annual
return before expenses)	1,000.00	1,023.75	1.05

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund
	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	January 1, 2010	June 30, 2010	01/01/10 – 06/30/10

Actual	$1,000.00	$1,000.00	$1.19

Hypothetical
(5% annual
return before expenses)	1,000.00	1,023.60	1.20

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA New Jersey Municipal Money Fund
	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	January 1, 2010	June 30, 2010	01/01/10 – 06/30/10

Actual	$1,000.00	$1,000.00	$1.19

Hypothetical
(5% annual
return before expenses)	1,000.00	1,023.60	1.20

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any daily dividends on that day.

84

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85

UBS RMA

Statement of operations

	For the year ended June 30, 2010

	Money Market	U.S. Government
	Portfolio	Portfolio

Investment income:
Interest	$41,489,337	$9,623,657

Affiliated securities lending income	48,808	—

	41,538,145	9,623,657

Expenses:
Investment advisory and administration fees	75,613,047	15,761,931

Service fees	18,903,262	5,202,059

Transfer agency and related services fees	6,476,696	503,923

Custody and accounting fees	2,019,073	555,524

US Treasury Temporary Guarantee Program Participation fees	1,377,912	275,559

Insurance fees	602,693	200,831

Reports and notices to shareholders	403,332	47,838

State registration fees	267,148	108,887

Professional fees	138,020	131,382

Directors’/Trustees’ fees	117,323	39,655

Interest expense	—	—

Other expenses	101,875	35,621

	106,020,381	22,863,210

Less: Fee waivers and/or expense reimbursements
by investment advisor/administrator	(65,996,040)	(13,656,161)

Net expenses	40,024,341	9,207,049

Net investment income	1,513,804	416,608

Net realized gains (losses) from investments	(19,951)	51,764

Net increase in net assets resulting from operations	$1,493,853	$468,372

See accompanying notes to financial statements

For the year ended June 30, 2010

	California	New York	New Jersey
Tax-Free	Municipal	Municipal	Municipal
Fund	Money Fund	Money Fund	Money Fund

$14,152,541	$2,605,260	$2,423,649	$831,031

—	—	—	—

14,152,541	2,605,260	2,423,649	831,031

20,092,284	4,758,412	4,296,187	1,344,248

6,351,487	1,381,393	1,220,898	358,913

1,681,216	295,500	266,795	85,817

678,255	147,527	130,398	39,940

617,542	143,207	117,313	28,794

240,572	56,007	45,951	12,702

102,560	20,058	18,219	7,392

119,153	32,379	28,835	30,958

159,708	146,061	145,681	132,871

47,369	19,803	18,933	14,173

774	—	305	—

83,281	25,608	24,804	14,926

30,174,201	7,025,955	6,314,319	2,070,734

(16,530,356)	(4,531,352)	(3,988,452)	(1,269,642)

13,643,845	2,494,603	2,325,867	801,092

508,696	110,657	97,782	29,939

44,963	21,757	7,181	2,420

$553,659	$132,414	$104,963	$32,359

UBS RMA

Statement of changes in net assets

	For the years ended June 30,

	2010	2009

UBS RMA Money Market Portfolio
From operations:
Net investment income	$1,513,804	$174,501,209

Net realized gain (loss)	(19,951)	1,172,925

Net increase in net assets resulting from operations	1,493,853	175,674,134

Dividends and distributions to shareholders from:
Net investment income	(1,513,804)	(174,501,209)

Net realized gains from investment activities	(1,084,584)	(1,665,627)

Total dividends and distributions to shareholders	(2,598,388)	(176,166,836)

Net decrease in net assets from capital share transactions	(2,069,858,247)	(328,310,204)

Net decrease in net assets	(2,070,962,782)	(328,802,906)

Net assets:
Beginning of year	16,462,503,491	16,791,306,397

End of year	$14,391,540,709	$16,462,503,491

Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$416,608	$18,417,352

Net realized gains	51,764	358,174

Net increase in net assets resulting from operations	468,372	18,775,526

Dividends and distributions to shareholders from:
Net investment income	(416,608)	(18,417,352)

Net realized gains from investment activities	(584,854)	(88,917)

Total dividends and distributions to shareholders	(1,001,462)	(18,506,269)

Net increase (decrease) in net assets from capital share transactions	(1,035,551,935)	2,283,638,093

Net increase (decrease) in net assets	(1,036,085,025)	2,283,907,350

Net assets:
Beginning of year	4,662,383,852	2,378,476,502

End of year	$3,626,298,827	$4,662,383,852

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,

	2010	2009

UBS RMA Tax-Free Fund
From operations:
Net investment income	$508,696	$49,982,987

Net realized gains	44,963	113,061

Net increase in net assets resulting from operations	553,659	50,096,048

Dividends and distributions to shareholders from:
Net investment income	(508,696)	(49,982,987)

Net realized gains from investment activities	(91,052)	(1,090,361)

Total dividends and distributions to shareholders	(599,748)	(51,073,348)

Net decrease in net assets from capital share transactions	(1,427,311,553)	(1,581,353,318)

Net decrease in net assets	(1,427,357,642)	(1,582,330,618)

Net assets:
Beginning of year	5,860,617,312	7,442,947,930

End of year	$4,433,259,670	$5,860,617,312

Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$110,657	$10,358,640

Net realized gains	21,757	149,461

Net increase in net assets resulting from operations	132,414	10,508,101

Dividends and distributions to shareholders from:
Net investment income	(110,657)	(10,358,640)

Net realized gains from investment activities	(144,363)	(179,219)

Total dividends and distributions to shareholders	(255,020)	(10,537,859)

Net decrease in net assets from beneficial interest transactions	(216,063,981)	(543,685,604)

Net decrease in net assets	(216,186,587)	(543,715,362)

Net assets:
Beginning of year	1,219,093,826	1,762,809,188

End of year	$1,002,907,239	$1,219,093,826

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,

	2010	2009

UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$97,782	$8,886,367

Net realized gains	7,181	8,252

Net increase in net assets resulting from operations	104,963	8,894,619

Dividends and distributions to shareholders from:
Net investment income	(97,782)	(8,886,367)

Net realized gains from investment activities	—	(63,635)

Total dividends and distributions to shareholders	(97,782)	(8,950,002)

Net decrease in net assets from beneficial interest transactions	(225,860,687)	(322,720,170)

Net decrease in net assets	(225,853,506)	(322,775,553)

Net assets:
Beginning of year	1,090,123,861	1,412,899,414

End of year	$864,270,355	$1,090,123,861

Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$29,939	$1,950,639

Net realized gains	2,420	2,503

Net increase in net assets resulting from operations	32,359	1,953,142

Dividends and distributions to shareholders from:
Net investment income	(29,939)	(1,950,639)

Net realized gains from investment activities	—	(20,550)

Total dividends and distributions to shareholders	(29,939)	(1,971,189)

Net decrease in net assets from beneficial interest transactions	(27,992,551)	(45,815,427)

Net decrease in net assets	(27,990,131)	(45,833,474)

Net assets:
Beginning of year	299,781,973	345,615,447

End of year	$271,791,842	$299,781,973

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the years ended June 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.010		0.036		0.048	0.037

Dividends from net investment income	(0.000	)(1)	(0.010)		(0.036)		(0.048)	(0.037)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	—		—	—

Total dividends and distributions	(0.000	)(1)	(0.010)		(0.036)		(0.048)	(0.037)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.02%		1.06%		3.74%		4.87%	3.71%

Ratios/supplemental data:
Net assets, end of year (000’s)	$14,391,541		$16,462,503		$16,791,306		$13,138,666	$10,627,952

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.26%		0.58%		0.56	%(3)	0.58%	0.58%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.70%		0.71%		0.69%		0.71%	0.71%

Net investment income to average net assets	0.01%		1.02%		3.58%		4.76%	3.66%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
(3)	In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the years ended June 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.005		0.029		0.046	0.034

Dividends from net investment income	(0.000	)(1)	(0.005)		(0.029)		(0.046)	(0.034)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	—		—	—

Total dividends and distributions	(0.000	)(1)	(0.005)		(0.029)		(0.046)	(0.034)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.02%		0.52%		2.93%		4.67%	3.49%

Ratios/supplemental data:
Net assets, end of year (000’s)	$3,626,299		$4,662,384		$2,378,477		$1,027,191	$845,450

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.22%		0.53%		0.58	%(3)	0.63%	0.62%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.55%		0.56%		0.58%		0.63%	0.62%

Net investment income to average net assets	0.01%		0.37%		2.56%		4.58%	3.38%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
(3)	The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the years ended June 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.007		0.023		0.030	0.024

Dividends from net investment income	(0.000	)(1)	(0.007)		(0.023)		(0.030)	(0.024)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	—		—	—

Total dividends and distributions	(0.000	)(1)	(0.007)		(0.023)		(0.030)	(0.024)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.01%		0.71%		2.35%		3.07%	2.40%

Ratios/supplemental data:
Net assets, end of year (000’s)	$4,433,260		$5,860,617		$7,442,948		$4,902,889	$3,565,357

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.27%		0.57%		0.57	%(3)	0.59%	0.60%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.59%		0.60%		0.57%		0.59%	0.60%

Net investment income to average net assets	0.01%		0.70%		2.21%		3.03%	2.38%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended June 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.006		0.022		0.029	0.023

Dividends from net investment income	(0.000	)(1)	(0.006)		(0.022)		(0.029)	(0.023)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

Total dividends and distributions	(0.000	)(1)	(0.006)		(0.022)		(0.029)	(0.023)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.02%		0.63%		2.24%		2.93%	2.29%

Ratios/supplemental data:
Net assets, end of year (000’s)	$1,002,907		$1,219,094		$1,762,809		$1,228,688	$941,624

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.23%		0.54%		0.59	%(3)	0.62%	0.63%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.64%		0.62%		0.59%		0.62%	0.63%

Net investment income to average net assets	0.01%		0.64%		2.10%		2.89%	2.28%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended June 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.006		0.021		0.029	0.023

Dividends from net investment income	(0.000	)(1)	(0.006)		(0.021)		(0.029)	(0.023)

Distributions from net realized gains from investment activities	—		(0.000	)(1)	—		—	—

Total dividends and distributions	(0.000	)(1)	(0.006)		(0.021)		(0.029)	(0.023)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.01%		0.65%		2.23%		2.95%	2.28%

Ratios/supplemental data:
Net assets, end of year (000’s)	$864,270		$1,090,124		$1,412,899		$832,590	$612,696

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.24%		0.55%		0.61	%(3)	0.67%	0.67%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.65%		0.63%		0.61%		0.67%	0.67%

Net investment income to average net assets	0.01%		0.66%		2.03%		2.92%	2.27%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended June 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.006		0.020		0.028	0.021

Dividends from net investment income	(0.000	)(1)	(0.006)		(0.020)		(0.028)	(0.021)

Distributions from net realized gains from investment activities	—		(0.000	)(1)	—		—	—

Total dividends and distributions	(0.000	)(1)	(0.006)		(0.020)		(0.028)	(0.021)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.01%		0.58%		2.05%		2.85%	2.11%

Ratios/supplemental data:
Net assets, end of year (000’s)	$271,792		$299,782		$345,615		$179,725	$134,639

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.27%		0.61%		0.68	%(3)	0.75%	0.81%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.69%		0.69%		0.68%		0.75%	0.81%

Net investment income to average net assets	0.01%		0.56%		1.83%		2.82%	2.10%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	The Fund was reimbursed by UBS Financial Services Inc. in the amount of $2,454 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

UBS RMA

Notes to financial statements

Organization and significant accounting policies
UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund (“RMA New Jersey”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Funds’ Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and

UBS RMA

Notes to financial statements

Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. The Funds adopted the new disclosures during the reporting period and did not have any transfers in and out of Level 1 and Level 2.

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

UBS RMA

Notes to financial statements

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for univested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

Investment advisor and administrator
Each Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which

UBS RMA

Notes to financial statements

is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate

Money Market Portfolio
All	0.50%†

†	Effective November 12, 2009, UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets–0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets–0.44%; in excess of $1.5 billion up to $5.0 billion in average daily net assets–0.36%; in excess of $5.0 billion up to $10.0 billion in average daily net assets–0.35%; in excess of $10.0 billion up to $15.0 billion in average daily net assets–0.34%; in excess of $15.0 billion up to $20.0 billion in average daily net assets–0.33%; and over $20.0 billion in average daily net assets–0.30%. Prior to November 12, 2009, UBS Financial Services Inc. had contractually agreed to waive portions of its investment advisory and administration fee for the Portfolio so that the rates were reduced to the following: up to $1.0 billion in average daily net assets–0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets–0.44%; and over $1.5 billion in average daily net assets–0.36%. The waivers effective November 12, 2009, reflect additional breakpoints on fees when assets exceed $5 billion; although these additional breakpoints are not contractual, UBS Financial Services Inc. will not modify or remove the additional breakpoints without consulting with the Portfolio’s board. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the cap continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the year ended June 30, 2010, UBS Financial Services Inc. waived $20,291,324 of its investment advisory and administration fees from the Portfolio.

Average daily net assets	Annual rate

U.S. Government Portfolio††, RMA California and RMA New York:
Up to $300 million	0.50%

In excess of $300 million up to $750 million	0.44%

Over $750 million	0.36%

RMA New Jersey:
Up to $300 million	0.45%

In excess of $300 million up to $750 million	0.39%

Over $750 million	0.31%

UBS RMA

Notes to financial statements

Average daily net assets	Annual rate

RMA Tax-Free††:
Up to $1.0 billion	0.50%

In excess of $1.0 billion up to $1.5 billion	0.44%

Over $1.5 billion	0.36%

††	Effective November 12, 2009, UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the U.S. Government Portfolio and RMA Tax-Free so that the fee for each is further reduced to the following for assets in excess of $5 billion: in excess of $5.0 billion up to $10.0 billion in average daily net assets–0.35%; in excess of $10.0 billion up to $15.0 billion in average daily net assets–0.34%; in excess of $15.0 billion up to $20.0 billion in average daily net assets–0.33%; and over $20.0 billion in average daily net assets–0.30%. Although the additional breakpoints on fees when assets exceed $5 billion are not contractual, UBS Financial Services Inc. will not modify or remove the additional breakpoints without consulting with the boards overseeing U.S. Government Portfolio and RMA Tax-Free.

At June 30, 2010, certain Funds owe (or are owed by) UBS Financial Services Inc. for investment advisory and administration fees, net of fee waivers and/or expense reimbursements, as follows:

Money Market Portfolio	$1,204,818

U.S. Government Portfolio	180,859

RMA Tax-Free	405,381

RMA California	39,886

RMA New York	51,790

RMA New Jersey	(2,501)

In addition to the above arrangements, UBS Financial Services Inc. has undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended June 30, 2010, UBS Financial Services Inc. voluntarily waived investment advisory and administration fees and/or reimbursed expenses as follows (these amounts are in addition to the waivers noted above):

Money Market Portfolio	$45,704,716

U.S. Government Portfolio	13,656,161

RMA Tax-Free	16,530,356

RMA California	4,531,352

RMA New York	3,988,452

RMA New Jersey	1,269,642

UBS RMA

Notes to financial statements

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a “Sub-Advisory Contract”). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Funds’ average daily net assets.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended June 30, 2010, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$96,351,214,625

U.S. Government Portfolio	118,945,000,000

RMA Tax-Free	2,594,868,400

RMA California	490,530,000

RMA New York	530,687,000

RMA New Jersey	117,665,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans
UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Funds’ shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under

UBS RMA

Notes to financial statements

the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services.

Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Funds’ average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12% of the Funds’ average daily net assets. At June 30, 2010, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,490,471

U.S. Government Portfolio	387,587

RMA Tax-Free	469,405

RMA California	102,790

RMA New York	92,674

RMA New Jersey	27,004

Transfer agency and related services
UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (formally PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), the Funds’ transfer agent, and is compensated for these services by BNY Mellon, not the Funds.

For the year ended June 30, 2010, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$3,931,512

U.S. Government Portfolio	299,564

RMA Tax-Free	1,030,454

RMA California	181,504

RMA New York	161,109

RMA New Jersey	55,240

Securities lending
Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an

UBS RMA

Notes to financial statements

amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At June 30, 2010, the Funds did not have any securities on loan.

Bank line of credit
RMA Tax-Free, RMA California, RMA New York and RMA New Jersey participate with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to each Fund at the prevailing rates in effect at the time of borrowings. For the year ended June 30, 2010, the following Funds had borrowings:

	Average daily		Weighted
	amount of		average
	borrowing	Days	annualized	Interest
	outstanding	outstanding	interest rate	expense

RMA Tax-Free	$7,398,468	4	0.942%	$774

RMA New York	2,614,537	6	0.700	305

There were no borrowings from the Committed Credit Facility outstanding as of June 30, 2010.

UBS RMA

Notes to financial statements

Other liabilities and components of net assets
At June 30, 2010, the Funds had the following liabilities outstanding:

		Payable for	Other
	Dividends	investments	accrued
	payable	purchased	expenses*

Money Market Portfolio	$27,869	$299,947,033	$2,042,432

U.S. Government Portfolio	7,090	—	268,194

RMA Tax-Free	8,539	34,482,380	609,855

RMA California	1,951	39,045,930	172,714

RMA New York	1,679	10,022,900	164,275

RMA New Jersey	520	—	93,648

* Excludes investment advisory and administration and service fees.

At June 30, 2010, the components of net assets for each of the Funds were as follows:

		Accumulated
	Accumulated	net realized	Total net
	paid in capital	gain (loss)	assets

Money Market Portfolio	$14,390,932,984	$607,725	$14,391,540,709

U.S. Government Portfolio	3,626,305,917	(7,090)	3,626,298,827

RMA Tax-Free	4,433,235,723	23,947	4,433,259,670

RMA California	1,002,882,286	24,953	1,002,907,239

RMA New York	864,231,754	38,601	864,270,355

RMA New Jersey	271,784,338	7,504	271,791,842

Capital share transactions
There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the year ended	Money Market	U.S. Government	RMA
June 30, 2010:	Portfolio	Portfolio	Tax-Free

Shares sold	134,055,666,689	28,646,367,579	29,562,972,125

Shares repurchased	(136,128,012,860)	(29,682,903,311)	(30,990,865,413)

Dividends reinvested	2,487,924	983,797	581,735

Net decrease in
shares outstanding	(2,069,858,247)	(1,035,551,935)	(1,427,311,553)

UBS RMA

Notes to financial statements

For the year ended	Money Market	U.S. Government	RMA
June 30, 2009:	Portfolio	Portfolio	Tax-Free

Shares sold	156,010,948,397	42,889,047,620	51,564,359,423

Shares repurchased	(156,513,443,390)	(40,623,704,509)	(53,195,682,038)

Dividends reinvested	174,184,789	18,294,982	49,969,297

Net increase (decrease) in shares outstanding	(328,310,204)	2,283,638,093	(1,581,353,318)

Beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the year ended
June 30, 2010:	RMA California	RMA New York	RMA New Jersey

Shares sold	6,594,127,657	5,316,328,574	1,606,635,271

Shares repurchased	(6,810,442,051)	(5,542,284,157)	(1,634,656,886)

Dividends reinvested	250,413	94,896	29,064

Net decrease in
shares outstanding	(216,063,981)	(225,860,687)	(27,992,551)

For the year ended
June 30, 2009:	RMA California	RMA New York	RMA New Jersey

Shares sold	12,191,746,998	9,996,993,668	2,621,623,690

Shares repurchased	(12,745,750,625)	(10,328,425,944)	(2,669,343,868)

Dividends reinvested	10,318,023	8,712,106	1,904,751

Net decrease in
shares outstanding	(543,685,604)	(322,720,170)	(45,815,427)

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, to the extent not offset by UBS Financial Services Inc.’s fee waivers/voluntary expense reimbursements. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the

UBS RMA

Notes to financial statements

same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Federal tax status
Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2010 and June 30, 2009 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal years ended June 30, 2010 and June 30, 2009 were as follows:

For the year ended	RMA	RMA	RMA	RMA
June 30, 2010	Tax-Free	California	New York	New Jersey

Tax-exempt income	$506,682	$110,443	$97,299	$29,781

Ordinary income	8,865	29,064	483	158

Long-term capital gains	84,201	115,513	—	—

Total distributions paid	$599,748	$255,020	$97,782	$29,939

For the year ended	RMA	RMA	RMA	RMA
June 30, 2009	Tax-Free	California	New York	New Jersey

Tax-exempt income	$49,863,839	$10,327,414	$8,864,343	$1,941,962

Ordinary income	1,194,574	210,445	85,659	27,391

Long-term capital gains	14,935	—	—	1,836

Total distributions paid	$51,073,348	$10,537,859	$8,950,002	$1,971,189

UBS RMA

Notes to financial statements

At June 30, 2010, components of accumulated earnings on a tax basis for each of the Funds were as follows:

				Accumulated	Total tax basis
	Ordinary	Tax-exempt	Long-term	capital and	accumulated
	income	income	capital gains	other losses	earnings

Money Market Portfolio	$664,744	$—	$—	$(29,150)	$635,594

U.S. Government Portfolio	—	—	—	—	—

RMA Tax-Free	9,494	12,497	10,495	—	32,486

RMA California	—	26,905	—	—	26,905

RMA New York	7,181	33,099	—	—	40,280

RMA New Jersey	2,420	5,604	—	—	8,024

In accordance with US Treasury regulations, Money Market Portfolio has elected to defer $29,150 of net realized capital losses arising after October 31, 2009. Such losses are treated for tax purposes as arising on July 1, 2010.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended June 30, 2010, the U.S. Government Portfolio’s accumulated net realized loss was decreased $137,697 and paid-in-capital was decreased $137,697. This difference is primarily due to dividend reclassification.

As of and during the year ended June 30, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the year ended June 30, 2010, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm

The Boards of Directors/Trustees and Shareholders of UBS RMA:
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund Inc.
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund

We have audited the accompanying statements of net assets of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the series comprising UBS RMA Money Fund Inc.); UBS RMA Tax-Free Fund Inc.; UBS Managed Municipal Trust (comprising, respectively, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund); and UBS RMA New Jersey Municipal Money Fund (the sole series comprising UBS Municipal Money Market Series) (collectively, the “Funds”) as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards reguire that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
August 25, 2010

UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules
The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gains dividends for the calendar year 2009.

UBS RMA

Supplemental information (unaudited)

Boards of Directors/Trustees & Officers
UBS RMA Money Fund Inc. (“RMA Money Fund”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”) (each a “Corporation”) were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) (each a “Trust”) were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series. Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as “board members”), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member or officer of the Corporation or Trust, the board member’s and officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations’ and Trusts’ Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647 1568.

UBS RMA

Supplemental information (unaudited)

Interested Board Members

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	funds	time served	during past 5 years

Meyer Feldberg;†† 68 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Director/ Trustee	Since 1991 (Managed Municipal Trust) Since 1992 (RMA Money Fund, RMA Tax-Free Fund Since 1996 (Municipal Money Market Fund)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

Barry M. Mandinach*†††; 54	Director/ Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex	Other directorships held by
overseen by board member	Board member

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

Mr. Mandinach is a director or trustee of 12 investment companies (consisting of 44 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

UBS RMA

Supplemental information (unaudited)

Independent Board Members

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	funds	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Director/ Trustee and Chairman of the Board of Director/ Trustees	Since 1996 (Director/ Trustee) Since 2004 (Chairman of the Board of Directors/ Trustees)	Mr. Armstrong is chairman and principal of R. Q. A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 to 1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island, NY 10314	Director/ Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (International accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street, 8th Floor Washington, DC. 20006	Director/ Trustee	Since 1996	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (International investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex	Other directorships held by
overseen by board member	board member

Mr. Armstrong is a director or trustee of 15 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 15 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N. A.

Mr. Burt is a director or trustee of 15 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

UBS RMA

Supplemental information (unaudited)

Independent Board Members (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	funds	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Director/ Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E. 49th St., Suite 23D New York, NY 10017	Director/ Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex	Other directorships held by
overseen by board member	board member

Mr. Garil is a director or trustee of 15 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 15 investment companies (consisting of 47 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

UBS RMA

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 53	Vice President	Since 1996 (Managed Municipal Trust) Since 2000 (Municipal Money Market Series, RMA Tax-Free Fund)	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Erin O. Houston*; 33	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 52	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004 and assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administrative department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Steven J. LeMire*; 41	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice President and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Ryan Nugent*; 32	Vice President	Since 2005	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax-free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 36	Vice President	Since 2008	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2008) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	funds	time served	serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 1995 (Managed Municipal Trust, RMA Money Fund, RMA Tax-Free Fund) Since 1996 (Municipal Money Market Series)	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Welleris a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each board member holds office for an indefinite term.
††	Professor Feldberg is deemed an “interested person” of the Funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Funds as defined in the Investment Company Act because of his employment by UBS Global AM—Americas region.

Board Members
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach
Principal Officers
Mark E. Carver	Robert Sabatino
President	Vice President
(Taxable Funds)

Mark F. Kemper	Elbridge T. Gerry III
Vice President and Secretary	Vice President
(Tax-Free Funds)

Thomas Disbrow	Ryan Nugent
Vice President and Treasurer	Vice President
(Tax-Free Funds)

Erin Houston
Vice President

Investment Advisor and Administrator
UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Sub-Advisor and Sub-Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©	2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $66,600 and $66,600, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,575 and $1,550, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2009 and 2008 semiannual financial statements and (2) review of the consolidated 2009 and 2008 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $12,700 and $11,960, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended June 30, 2010 and June 30, 2009, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
		The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through August 2009)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

		The [audit] Committee shall:

		. . .

		2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2010 and June 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2010 and June 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2010 and June 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2010 and June 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2010 and June 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2010 and June 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended June 30, 2010, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended June 30, 2010 and June 30, 2009, the aggregate fees billed by E&Y of $1,263,014 and $2,052,670, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2010	2009
Covered Services	$16,275	$13,510
Non-Covered Services	1,246,739	2,039,160

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 8, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 8, 2010